UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: 811-3591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2006

Item 1. Schedule of Investments.
CVS CALVERT SOCIAL BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30 , 2006

Equity Securities - 61.4%	SHARES	VALUE

Aerospace & Defense - 0.1%
AAR Corp.*	25,600	$610,304

Air Freight & Logistics - 0.3%
FedEx Corp.	9,100	988,988
United Parcel Service, Inc., Class B	7,000	503,580

		1,492,568

Airlines - 0.2%
Continental Airlines, Inc., Class B*	14,700	416,157
Southwest Airlines Co.	25,400	423,164

		839,321

Auto Components - 0.1%
Autoliv, Inc.	4,400	242,484

Biotechnology - 1.1%
Amgen, Inc.*	63,400	4,535,002
Gilead Sciences, Inc.*	8,300	570,210

		5,105,212

Building Products - 0.1%
Masco Corp.	24,600	674,532

Capital Markets - 2.5%
Charles Schwab Corp.	7,400	132,460
Goldman Sachs Group, Inc.	38,800	6,563,796
Legg Mason, Inc.	18,800	1,896,168
Nuveen Investments, Inc.	64,200	3,288,966

		11,881,390

Chemicals - 0.7%
H.B. Fuller Co.	50,800	1,190,752
Lubrizol Corp.	1,000	45,730
Praxair, Inc.	31,200	1,845,792

		3,082,274

Commercial Banks - 1.8%
M&T Bank Corp.	20,200	2,423,192
US Bancorp	80,700	2,680,854
Wachovia Corp.	62,900	3,509,820

		8,613,866

Equity Securities - 61.4%	SHARES	VALUE

Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc.	40,100	1,779,237
United Stationers, Inc.*	17,100	795,321

		2,574,558

Communications Equipment - 1.8%
Cisco Systems, Inc.*	269,200	6,191,600
Motorola, Inc.	50,700	1,267,500
QUALCOMM, Inc.	20,700	752,445

		8,211,545

Computers & Peripherals - 2.4%
Apple Computer, Inc.*	3,800	292,714
Dell, Inc.*	61,800	1,411,512
EMC Corp.*	48,600	582,228
Hewlett-Packard Co.	68,100	2,498,589
International Business Machines Corp.	62,100	5,088,474
Lexmark International, Inc.*	21,000	1,210,860

		11,084,377

Consumer Finance - 1.4%
American Express Co.	30,500	1,710,440
Capital One Financial Corp.	19,500	1,533,870
First Marblehead Corp.	24,100	1,669,166
SLM Corp.	31,700	1,647,766

		6,561,242

Containers & Packaging - 0.0%
Sealed Air Corp.	300	16,236

Diversified Financial Services - 4.7%
Bank of America Corp.	160,730	8,610,306
CIT Group, Inc.	69,300	3,370,059
First Republic Preferred Capital Corp., Preferred(e)	500	532,500
JPMorgan Chase & Co.	115,120	5,406,035
MFH Financial Trust I, Preferred(e)	20,000	1,980,000
Roslyn Real Estate Asset Corp., Preferred	2	200,875
WoodBourne Pass-Through Trust, Preferred(e)	20	2,008,125

		22,107,900

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	158,200	5,150,992
BellSouth Corp.	54,700	2,338,425
Manitoba Telecom Services, Inc.	7,421	320,077

		7,809,494

Equity Securities - 61.4%	SHARES	VALUE

Electric Utilities - 0.5%
Cleco Corp.	51,800	1,307,432
IDACORP, Inc.	23,900	903,659

		2,211,091

Electrical Equipment - 0.5%
Cooper Industries Ltd.	1,100	93,742
Genlyte Group, Inc.*	29,500	2,100,400

		2,194,142

Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc.*	15,000	490,350
Littelfuse, Inc.*	34,400	1,193,680
Molex, Inc.	400	15,588

		1,699,618

Energy Equipment & Services - 1.2%
Grant Prideco, Inc.*	1,400	53,242
Smith International, Inc.	68,100	2,642,280
Unit Corp.*	11,800	542,446
Universal Compression Holdings, Inc.*	31,800	1,699,710
Veritas DGC, Inc.*	7,500	493,650

		5,431,328

Food & Staples Retailing - 0.4%
Walgreen Co.	42,800	1,899,892

Food Products - 1.6%
General Mills, Inc.	56,900	3,220,540
Kellogg Co.	80,000	3,961,600
Ralcorp Holdings, Inc.*	3,500	168,805

		7,350,945

Gas Utilities - 1.6%
Energen Corp.	47,100	1,972,077
Equitable Resources, Inc.	40,600	1,420,188
Oneok, Inc.	101,900	3,850,801

		7,243,066

Health Care Equipment & Supplies - 1.3%
Becton Dickinson & Co.	40,400	2,855,068
Medtronic, Inc.	74,000	3,436,560

		6,291,628

Health Care Providers & Services - 3.2%
AMERIGROUP Corp.*	500	14,775
AmerisourceBergen Corp.	56,400	2,549,280
Cardinal Health, Inc.	27,000	1,774,980
Caremark Rx, Inc.	43,000	2,436,810
Coventry Health Care, Inc.*	35,375	1,822,520
Express Scripts, Inc.*	22,300	1,683,427
Laboratory Corp. of America Holdings, Inc.*	20,900	1,370,413

Equity Securities - 61.4%	SHARES	VALUE

Lincare Holdings, Inc.*	1,600	55,424
McKesson Corp.	62,900	3,316,088
WellCare Health Plans, Inc.*	1,700	96,271

		15,119,988

Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	41,900	1,779,493
Starbucks Corp.*	57,400	1,954,470

		3,733,963

Household Durables - 0.8%
American Greetings Corp.	3,700	85,544
Black & Decker Corp.	16,300	1,293,405
Pulte Homes, Inc.	74,200	2,364,012

		3,742,961

Household Products - 2.1%
Colgate-Palmolive Co.	4,400	273,240
Kimberly-Clark Corp.	32,300	2,111,128
Procter & Gamble Co.	118,815	7,364,154

		9,748,522

Industrial Conglomerates - 1.0%
3M Co.	63,100	4,695,902

Insurance - 3.3%
21st Century Insurance Group	7,000	104,650
Chubb Corp.	33,900	1,761,444
Commerce Group, Inc.	31,800	955,590
Conseco, Inc., Preferred	67,000	1,721,900
Hartford Financial Services Group, Inc.	11,900	1,032,325
Lincoln National Corp.	10,100	627,008
Odyssey Re Holdings Corp.	19,700	665,466
Phoenix Co.’s, Inc.	5,300	74,200
Principal Financial Group	34,400	1,867,232
Prudential Financial, Inc.	24,800	1,891,000
Safeco Corp.	2,700	159,111
St. Paul Travelers Co.’s, Inc.	75,800	3,554,262
StanCorp Financial Group, Inc.	12,700	566,801
UnumProvident Corp.	27,200	527,408

		15,508,397

Internet & Catalog Retail - 0.1%
Expedia, Inc.*	35,500	556,640
Liberty Media Holding Corp. - Interactive*	875	17,833

		574,473

Internet Software & Services - 0.3%
Yahoo!, Inc.*	53,700	1,357,536

Equity Securities - 61.4%	SHARES	VALUE

IT Services - 1.5%
Acxiom Corp.	14,500	357,570
Automatic Data Processing, Inc.	81,800	3,872,412
First Data Corp.	45,000	1,890,000
Tyler Technologies, Inc.*	50,500	652,965

		6,772,947

Life Sciences - Tools & Services - 0.0%
Applera Corp. - Applied Biosystems Group	4,300	142,373
Varian, Inc.*	700	32,109

		174,482

Machinery - 2.6%
Cummins, Inc.	19,900	2,372,677
Danaher Corp.	33,600	2,307,312
Illinois Tool Works, Inc.	80,500	3,614,450
Nordson Corp.	15,800	629,788
Parker Hannifin Corp.	13,000	1,010,490
Terex Corp.*	38,000	1,718,360
Valmont Industries, Inc.	4,700	245,575

		11,898,652

Media - 2.1%
Cablevision Systems Corp.	4,100	93,111
John Wiley & Sons, Inc.	12,200	439,322
McGraw-Hill Co.’s, Inc.	60,800	3,528,224
Omnicom Group, Inc.	5,100	477,360
Time Warner, Inc.	228,500	4,165,555
Univision Communications, Inc.*	28,700	985,558

		9,689,130

Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	7,200	231,408

Multiline Retail - 1.9%
Kohl’s Corp.*	52,300	3,395,316
Nordstrom, Inc.	34,200	1,446,660
Target Corp.	69,600	3,845,400

		8,687,376

Multi-Utilities - 0.8%
MDU Resources Group, Inc.*	93,950	2,098,843
NiSource, Inc.	14,700	319,578
OGE Energy Corp.	30,000	1,083,300

		3,501,721

Office Electronics - 0.2%
Xerox Corp.*	74,400	1,157,664

Oil, Gas & Consumable Fuels - 3.2%

Equity Securities - 61.4%	SHARES	VALUE

Chesapeake Energy Corp.	1,500	43,470
EOG Resources, Inc.	83,300	5,418,665
Kinder Morgan, Inc.	19,700	2,065,545
Overseas Shipholding Group, Inc.	36,200	2,236,074
Plains Exploration & Production Co.*	5,100	218,841
St Mary Land & Exploration Co.	11,600	425,836
XTO Energy, Inc.	107,800	4,541,614

		14,950,045

Personal Products - 0.1%
Playtex Products, Inc.*	30,600	410,040

Pharmaceuticals - 2.5%
Barr Pharmaceuticals, Inc.*	33,000	1,714,020
Johnson & Johnson	54,600	3,545,724
Perrigo Co.	43,500	738,195
Pfizer, Inc.	192,500	5,459,300

		11,457,239

Real Estate Investment Trusts - 0.5%
Equity Office Properties Trust	9,100	361,816
FelCor Lodging Trust, Inc.	15,800	316,790
New Century Financial Corp.	40,600	1,595,986

		2,274,592

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc.*	14,100	346,860

Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	33,800	993,382
Intel Corp.	89,000	1,830,730
Lam Research Corp.*	17,600	797,808
MEMC Electronic Materials, Inc.*	1,400	51,282
Micron Technology, Inc.*	93,700	1,630,380
Texas Instruments, Inc.	103,500	3,441,375

		8,744,957

Software - 2.0%
Adobe Systems, Inc.*	61,000	2,284,450
BEA Systems, Inc.*	71,900	1,092,880
BMC Software, Inc.*	21,700	590,674
Compuware Corp.*	40,600	316,274
Manhattan Associates, Inc.*	18,600	449,004
Microsoft Corp.	166,400	4,547,712
Sybase, Inc.*	10,800	261,792

		9,542,786

Specialty Retail - 1.7%
Best Buy Co., Inc.	1,900	101,764
Gap, Inc.	32,700	619,665

Equity Securities - 61.4%	SHARES	VALUE

Home Depot, Inc.	102,000	3,699,540
Office Depot, Inc.*	11,400	452,580
Staples, Inc.	129,450	3,149,518

		8,023,067

Textiles, Apparel & Luxury Goods - 0.5%
Nike, Inc., Class B	26,400	2,313,168

Thrifts & Mortgage Finance - 1.1%
Freddie Mac	24,300	1,611,819
Golden West Financial Corp.	21,100	1,629,975
Triad Guaranty, Inc.*	3,000	153,510
Washington Mutual, Inc.	44,097	1,916,897

		5,312,201

Wireless Telecommunication Services - 0.2%
American Tower Corp.*	27,200	992,800

Total Equity Securities (Cost $248,288,911)		286,191,890

	PRINCIPAL
Corporate Bonds - 18.9%	AMOUNT	VALUE

ACLC Business Loan Receivables Trust, 5.98%, 10/15/21 (e)(r)	$447,553	$432,017
AgFirst Farm Credit Bank, 7.30%, 10/14/49 (e)	1,750,000	1,741,434
Alliance Mortgage Investments, 12.64%, 6/1/10 (r)	383,333	383,333
APL Ltd., 8.00%, 1/15/24	440,000	396,000
Archstone-Smith Operating Trust, 5.25%, 12/1/10	1,000,000	994,074
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)	2,500,000	1,144,175
Atmos Energy Corp., 5.882%, 10/15/07 (r)	2,000,000	2,000,545
Aurora Military Housing LLC, 5.35%, 12/15/25	1,985,000	1,973,229
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	500,000	557,321
BAC Capital Trust XI, 6.625%, 5/23/36	1,000,000	1,054,680
Banco Santander Chile, 5.74%, 12/9/09 (e)(r)	1,500,000	1,499,997
Barclays Bank plc, 6.278% to 12/15/34, floating rate thereafter to 12/29/49 (r)	500,000	476,755
BellSouth Corp., 5.58%, 8/15/08 (r)	500,000	500,035
BellSouth Telecommunications, STEP, 0.00% to 12/15/15, floating rate thereafter to 12/15/95 (r)	1,000,000	480,060
BF Saul, 7.50%, 3/1/14	500,000	501,875
Capital One Capital III, 7.686%, 8/15/36	550,000	583,359
Cardinal Health, Inc., 5.64%, 10/2/09 (e)(r)	750,000	749,813
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,318,462	2,284,155
Collegiate Funding Services Education Loan Trust I, 5.32%, 3/28/42	1,000,000	1,002,500
Community Reinvestment Revenue Notes, 5.73%, 6/1/31 (e)	1,000,000	1,010,000
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	3,500,000	3,398,758
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	439,970
Enterprise Products Operating LP, 8.375% to 8/1/16, floating rate thereafter to 8/1/66 (r)	1,500,000	1,566,480

	PRINCIPAL
Corporate Bonds - 18.9%	AMOUNT	VALUE

ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	994,339
First National Bank of Omaha, 7.32%, 12/1/10	500,000	506,437
Glitnir banki HF:
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	1,250,000	1,267,075
7.451% to 9/1/16, floating rate thereafter to 09/01/49 (e)(r)	400,000	408,904
Global Signal Trust, 4.232%, 12/15/14 (e)	1,000,000	974,758
Goldman Sachs Group, Inc.:
6.345%, 2/15/34	1,450,000	1,447,411
6.45%, 5/1/36	750,000	768,202
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	1,000,000	968,438
Health Care Property Investors, Inc., 6.30%, 9/15/16	1,500,000	1,509,051
HRPT Properties Trust, 5.99%, 3/16/11 (r)	1,500,000	1,500,013
Impac CMB Trust:
5.60%, 5/25/35 (r)	2,249,071	2,253,393
5.65%, 8/25/35 (r)	616,249	617,329
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,386,976
Interpool Capital Trust, 9.875%, 2/15/27	3,250,000	3,363,750
JPMorgan Chase & Co., 5.08%, 10/28/08 (r)	2,000,000	1,998,817
JPMorgan Chase Capital XX, 6.55%, 9/29/36	750,000	758,075
Kaupthing Bank HF:
5.55%, 12/1/09 (r)	500,000	492,075
5.75%, 10/4/11 (e)	2,000,000	1,987,258
Kinder Morgan, Inc., 7.45%, 3/1/2098	400,000	371,637
Landsbanki Islands HF, 6.10%, 8/25/09 (e)(r)	400,000	399,993
Leucadia National Corp., 7.00%, 8/15/13	725,000	719,563
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	10,770
8.30%, 12/1/37 (e)(m)*	3,200,000	16,000
Masco Corp., 5.64%, 3/9/07 (e)(r)	2,000,000	2,001,462
Mcguire Air Force Base, Military Housing Project, 5.611%, 9/15/51 (e)	750,000	750,000
Meridian Funding Co. LLC, 5.67%, 10/15/14 (e)(r)	5,000,000	5,001,930
Mid-Atlantic Family Military Communities LLC:
5.24%, 8/1/50 (e)	500,000	480,785
5.30%, 8/1/50 (e)	600,000	576,240
Midwest Family Housing LLC, 5.531%, 1/1/51 (e)	750,000	723,113
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,058,966
Nelnet Student Loan Corp., 5.29%, 6/1/35 (r)	1,000,000	1,000,000
New York State Community Statutory Trust II, 9.218%, 12/28/31 (e)(r)	500,000	501,875
Odyssey Re Holdings Corp., 6.875%, 5/1/15	800,000	760,626
Orkney Re II plc, Series B, 8.404%, 12/21/35 (e)(r)	1,000,000	1,000,000
Pacific Pilot Funding Ltd., 6.25%, 10/20/16 (e)(r)	991,050	989,275
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	508,793
Pioneer Natural Resources Co., 6.875%, 5/1/18	2,850,000	2,831,328
Preferred Term Securities IX Ltd., 6.21%, 4/3/33 (e)(r)	1,000,000	1,007,220
Prudential Financial, Inc.:
STEP, 4.104%, 11/15/06 (r)	1,500,000	1,497,523
5.54%, 6/13/08 (r)	1,500,000	1,503,674
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	1,015,000	1,181,201
Reed Elsevier Capital, Inc., 5.72%, 6/15/10 (r)	1,500,000	1,500,008

	PRINCIPAL
Corporate Bonds - 18.9%	AMOUNT	VALUE

Richmond County Capital Corp., 8.318%, 7/15/49	1,500,000	1,505,156
Salvation Army, 5.46%, 9/1/16	140,000	140,350
Sovereign Bancorp, Inc., 5.68%, 3/1/09 (e)(r)	1,000,000	999,547
Sovereign Bank, 4.00%, 2/1/08	2,000,000	1,965,790
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	342,945
Spieker Properties LP, 6.75%, 1/15/08	1,500,000	1,523,373
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	28,574,891	3,598,150
Union Financial Services-1, Inc., 5.29%, 12/1/32 (r)	2,000,000	2,000,000
Xerox Corp., 6.75%, 2/1/17	500,000	510,000

Total Corporate Bonds (Cost $92,565,844)		88,350,159

MUNICIPAL OBLIGATIONS - 0.1%

Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)*	750,000	263,251

Total Municipal Obligations (Cost $750,000)		263,251

TAXABLE MUNICIPAL OBLIGATIONS - 10.1%

Adams-Friendship Area Wisconsin School District GO Bonds, 5.37%, 3/1/16	185,000	184,316
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/06	1,500,000	1,499,550
10/1/11	5,000,000	3,878,300
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	1,050,000	1,022,343
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	500,000	498,225
Bethlehem Pennsylvania GO Bonds, 4.70%, 11/1/12	190,000	186,377
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	492,780
California Statewide Communities Development Authority Revenue Bonds:
5.48%, 8/1/11	660,000	670,586
5.01%, 8/1/15	1,000,000	988,000
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon, 6/1/11	1,470,000	1,159,683
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	273,639
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,000,000	1,006,500
Commonwealth Financing Authority Pennsylvania Revenue Bonds, 5.631%, 6/1/23	1,500,000	1,539,060
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,229,689
Detroit Michigan GO Bonds, 5.15%, 4/1/25	3,000,000	2,812,830
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	497,970
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	305,000	313,665
Howell Township New Jersey School District GO Bonds, 5.05%, 7/15/16	1,430,000	1,411,424
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,375,000	1,391,913
Indiana State Bond Bank Revenue Bonds:
5.38%, 7/15/18	950,000	954,750

	PRINCIPAL
Corporate Bonds - 18.9%	AMOUNT	VALUE

6.01%, 7/15/21	2,000,000	2,057,940
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	400,000	409,012
Montgomery Alabama GO Bonds, 4.87%, 4/1/16	765,000	747,933
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	1,500,000	1,447,635
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.263%, 9/1/16	1,000,000	999,630
5.383%, 9/1/16	2,000,000	2,017,200
Oceanside California Pension Obligation Revenue Bonds, 5.04%, 8/15/17	730,000	712,064
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	3,400,000	2,539,834
6/30/14	1,100,000	738,001
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	510,270
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	250,000	243,470
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	1,000,000	1,005,560
Providence Rhode Island GO Bonds, 5.06%, 7/15/15	640,000	632,358
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	890,000	888,051
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,500,000	1,529,580
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	930,920
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	1,735,000	1,739,771
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06	1,555,000	1,548,733
Texas Municipal Gas Corp., Gas Reservation Revenue, 2.60%, 7/1/07	235,000	232,688
University of Central Florida COPs, 5.375%, 10/1/35	500,000	471,340
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,424,460
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	688,195
West Contra Costa California Unified School District Revenue Bonds, 4.86%, 1/1/14	525,000	511,502
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	980,590

Total Taxable Municipal Obligations (Cost $47,141,472)		47,018,337

U.S. TREASURY - 2.5%

United States Treasury Bonds:
5.375%, 2/15/31	894,000	965,380
4.50%, 2/15/36	808,000	773,912
United States Treasury Notes:
6.625%, 5/15/07	1,000,000	1,009,688
5.125%, 6/30/08	1,000,000	1,006,250
5.00%, 7/31/08	1,150,000	1,155,211
3.625%, 5/15/13	480,000	453,525
4.50%, 11/15/15	414,000	409,925
5.125%, 5/15/16	907,000	940,729
4.875%, 8/15/16	4,925,000	5,016,574

	PRINCIPAL
Corporate Bonds - 18.9%	AMOUNT	VALUE

Total U.S. Treasury (Cost $11,654,391)		11,731,194

U.S. GOVERNMENT AND INSTRUMENTALITIES - 7.1%

Fannie Mae, 5.50%, 12/25/16	948,343	943,821
Federal Home Loan Bank:
Discount Notes, 10/2/06	15,000,000	14,998,125
STEP, 4.60% to 10/26/06, 5% thereafter to 10/26/07 (r)	3,000,000	2,994,812
Zero Coupon, 12/28/07 (r)	1,000,000	916,700
Freddie Mac:
5.125%, 12/15/13	9,080,401	8,952,265
5.625%, 11/23/35	2,000,000	1,943,558
Small Business Administration:
5.038%, 3/10/15	995,117	981,765
4.94%, 8/10/15	1,469,390	1,453,673

Total U.S. Government Agencies and Instrumentalities (Cost $33,407,532)		33,184,719

TOTAL INVESTMENTS (Cost $433,808,150) - 100.1%		466,739,550
Other assets and liabilities, net - (0.1%)		(360,815)

NET ASSETS - 100%		$466,378,735

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Purchased:

2 Year U.S. Treasury Notes	263	12/06	$57,783,500	$101,761

Total Purchased				$101,761

Sold:

10 Year U.S. Treasury Notes	6	12/06	$648,375	$552
U.S. Treasury Bonds	170	12/06	19,109,063	(284,358)

Total Sold				($283,806)

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Interest payments have been deferred per conditions of the Supplemental Indenture until July 1, 2007. At September 30, 2006 accumulated deferred interest totaled $219,208 and includes interest accrued since and due on October 1, 2003.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in
August 2006. This security is no longer accruing interest. The total interest due from this security, as of September 30, 2006 is $113,987.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
* Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT SOCIAL MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

Equity Securities - 97.0%	SHARES	VALUE

Air Freight & Logistics - 2.5%
Pacer International, Inc.	45,500	$1,263,080

Capital Markets - 4.3%
Affiliated Managers Group, Inc.*	13,200	1,321,452
Federated Investors, Inc., Class B	26,200	885,822

		2,207,274

Chemicals - 2.8%
Praxair, Inc.	24,100	1,425,756

Construction Materials - 1.5%
Eagle Materials, Inc.	23,300	784,744

Consumer Finance - 1.7%
SLM Corp.	16,500	857,670

Diversified Consumer Services - 3.8%
Strayer Education, Inc.	18,000	1,947,780

Equity Securities - 97.0%	SHARES	VALUE

Electronic Equipment & Instruments - 10.2%
Amphenol Corp.	33,200	2,056,076
Itron, Inc.*	29,100	1,623,780
Mettler — Toledo International, Inc.*	23,300	1,541,295

		5,221,151

Energy Equipment & Services - 3.6%
Superior Energy Services, Inc.*	69,800	1,832,948

Gas Utilities - 3.1%
Energen Corp.	12,800	535,936
Oneok, Inc.	27,800	1,050,562

		1,586,498

Health Care Providers & Services - 6.8%
Coventry Health Care, Inc.*	21,250	1,094,800
DaVita, Inc.*	25,800	1,493,046
Omnicare, Inc.	20,700	891,963

		3,479,809

Household Durables - 4.8%
KB Home	18,700	819,060
Pulte Homes, Inc.	50,600	1,612,116

		2,431,176

Household Products - 3.2%
Church & Dwight Co., Inc.	41,300	1,615,243

Insurance - 1.9%
Protective Life Corp.	20,900	956,175

IT Services - 6.7%
Cognizant Technology Solutions Corp.*	14,100	1,044,246
CSG Systems International, Inc.*	48,000	1,268,640
Hewitt Associates, Inc.*	45,400	1,101,404

		3,414,290

Life Sciences — Tools & Services - 5.8%
Dionex Corp.*	25,800	1,314,252
Waters Corp.*	36,000	1,630,080

		2,944,332

Machinery - 2.7%
Graco, Inc.	35,000	1,367,100

Metals & Mining - 1.5%
Reliance Steel & Aluminum Co.	24,300	781,002

Office Electronics - 1.9%
Xerox Corp.*	62,400	970,944

Equity Securities - 97.0%	SHARES	VALUE

Oil, Gas & Consumable Fuels - 5.2%
Cimarex Energy Co.	34,600	1,217,574
XTO Energy, Inc.	34,200	1,440,846

		2,658,420

Pharmaceuticals - 3.5%
Barr Pharmaceuticals, Inc.*	34,300	1,781,542

Semiconductors & Semiconductor Equipment - 2.3%
Diodes, Inc.*	27,200	1,174,224

Software - 4.3%
ANSYS Inc.*	18,260	806,727
FactSet Research Systems, Inc.	29,200	1,418,244

		2,224,971

Specialty Retail - 7.9%
Chico’s FAS, Inc.*	60,000	1,291,800
Guitar Center, Inc.*	30,500	1,362,740
Ross Stores, Inc.	54,500	1,384,845

		4,039,385

Thrifts & Mortgage Finance - 2.3%
FirstFed Financial Corp.*	20,400	1,157,088

Trading Companies & Distributors - 2.7%
WESCO International, Inc.*	23,800	1,381,114

Total Equity Securities (Cost $48,493,051)		49,503,716

	PRINCIPAL
U.S. Government Agencies and Instrumentalities - 2.7%	AMOUNT

Federal Home Loan Bank Discount Notes, 10/2/06	$1,400,000	1,399,825

Total U.S. Government Agencies and Instrumentalities (Cost $1,399,825)		1,399,825

TOTAL INVESTMENTS (Cost $49,892,876) - 99.7%		50,903,541
Other assets and liabilities, net - 0.3%		132,082

Net Assets - 100%		$51,035,623

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

Equity Securities - 98.8%	SHARES	VALUE

Australia - 2.5%
Australia & New Zealand Banking Group Ltd.	1,630	$32,668
Australian Stock Exchange Ltd.	1,126	27,305
QBE Insurance Group Ltd.	6,736	123,139
Santos Ltd.	27,931	233,208
Telstra Corp. Ltd.	38,763	107,304

		523,624

Austria - 0.8%
Voestalpine AG	4,120	170,238

Belgium - 2.2%
Colruyt SA	299	51,057
Delhaize Group	359	30,173
Dexia	2,716	70,395
Fortis SA/NV	6,116	248,290
Umicore	465	68,844

		468,759

Canada - 3.3%
EnCana Corp.	4,400	205,204
IPSCO, Inc.	600	52,129
Royal Bank of Canada	3,700	164,264
Teck Cominco Ltd., Class B	4,581	287,545

		709,142

Chile - 0.2%
Banco Santander Chile SA (ADR)	800	36,200

Denmark - 0.2%
DSV A/S	191	33,404

Finland - 2.6%
Kesko Oyj, Class B	1,500	63,103
Metso Oyj	5,200	191,444
Nokia Oyj	150	2,980
Rautaruukki Oyj	5,050	145,111
Sampo Oyj	6,900	143,911

		546,549

Equity Securities - 98.8%	SHARES	VALUE

France - 11.5%
Air France-KLM	12,295	370,922
AXA SA	1,781	65,705
BNP Paribas SA	7,053	759,220
Carrefour SA	585	36,982
CNP Assurances SA	255	24,748
Groupe Danone SA	303	42,553
Lafarge SA	453	58,504
L’Oreal SA	1,887	191,755
Schneider Electric SA	352	39,276
Societe Generale Groupe	3,405	542,129
Vallourec SA	1,430	333,626

		2,465,420

Germany - 6.2%
Beiersdorf AG	822	43,768
Commerzbank AG	3,093	104,180
Deutsche Bank AG	288	34,769
Merck KGaA	176	18,671
Muenchener Rueckversicherungs AG	2,617	414,045
Puma AG Rudolf Dassler Sport	117	39,928
Solarworld AG	467	25,671
Volkswagen AG:
Non-Voting Preferred	2,602	153,993
Ordinary	5,698	485,629

		1,320,654

Greece - 0.3%
National Bank of Greece SA	1,430	61,573

Hong Kong - 0.8%
Bank of East Asia Ltd.	11,000	49,977
China Netcom Group Corp. (Hong Kong) Ltd.	65,000	116,459

		166,436

India - 0.0%
Bajaj Auto Ltd. (GDR)	40	2,616

Indonesia - 0.1%
PT Unilever Indonesia Tbk	52,000	25,986

Ireland - 0.2%
DCC plc	1,643	41,063

Israel - 0.0%
Taro Pharmaceuticals Industries Ltd.*	700	9,310

Italy - 0.8%
Banca Monte dei Paschi di Siena SpA	18,412	111,653

Equity Securities - 98.8%	SHARES	VALUE

Enel SPA	4,860	44,362
UniCredito Italiano SpA	1,558	12,937

		168,952

Japan - 19.3%
Advantest Corp.	1,800	89,390
All Nippon Airways Co. Ltd.	9,000	36,458
Amada Co. Ltd.	2,000	20,102
Brother Industries Ltd.	3,000	37,754
Canon, Inc.	15,000	783,051
Casio Computer Co. Ltd.	7,500	151,271
Central Japan Railway Co.	53	565,932
Chiba Bank Ltd.	15,000	133,856
East Japan Railway Co.	3	21,000
Eisai Co. Ltd.	600	29,034
Fujikura Ltd.	22,000	241,068
KDDI Corp.	31	193,356
Kobe Steel Ltd.	1,000	3,144
Mazda Motor Corp.	32,933	199,831
Mitsubishi Gas Chemical Co., Inc.	1,000	10,873
Nikon Corp.	15,000	310,169
Nippon Telegraph & Telephone Corp.	6	29,491
Nissin Food Products Co. Ltd.	300	9,559
Olympus Corp.	2,000	58,983
Osaka Gas Co. Ltd.	5,000	17,458
Pioneer Corp.	7,200	126,915
Resona Holdings, Inc.	51	153,000
SBI Holdings, Inc.	759	271,760
Shinko Electric Industries Co. Ltd.	1,500	41,822
Sumitomo Chemical Co. Ltd.	24,000	179,390
Sumitomo Trust & Banking Co. Ltd.	4,000	41,898
Tokyo Electron Ltd.	3,600	266,339
Tokyo Gas Co. Ltd.	1,000	5,017
Toyota Motor Corp.	100	5,441
Yamaha Motor Co. Ltd.	3,300	87,534

		4,120,896

Netherlands - 5.5%
Aegon NV	14,492	271,919
Euronext NV	290	28,200
ING Groep NV (CVA)	18,311	805,858
Royal KPN NV	4,882	62,307

		1,168,284

New Zealand - 0.1%
Telecom Corp. of New Zealand Ltd.	7,671	21,787

Norway - 0.9%
Orkla ASA	1,750	83,484
Statoil ASA	4,250	100,721

		184,205

Equity Securities - 98.8%	SHARES	VALUE

Philippines - 0.0%
Globe Telecom, Inc.	466	10,016

Portugal - 0.0%
Portugal Telecom SGPS SA	263	3,287

Singapore - 0.1%
Singapore Telecommunications Ltd.	17,100	26,308

South Africa - 1.1%
Absa Group Ltd.	1,759	22,598
Alexander Forbes Ltd.	9,000	18,593
BIDVest Group Ltd.	1,699	24,788
FirstRand Ltd.	4,280	9,781
Investec Ltd.	3,000	28,199
MTN Group Ltd.	2,152	17,505
Pick’n Pay Stores Ltd.	3,200	11,899
Spar Group Ltd.	2,000	9,387
Telkom South Africa Ltd.	3,535	61,389
Tiger Brands Ltd.	1,690	30,876
VenFin Ltd.	2,900	6,253

		241,268

South Korea - 1.4%
Kookmin Bank (ADR)	800	62,424
KT Corp. (ADR)	10,500	225,435

		287,859

Spain - 7.3%
Acciona SA	271	41,256
Actividades de Construccion y Servicios SA	4,071	193,159
Banco Bilbao Vizcaya Argentaria SA	6,538	151,373
Gas Natural SDG SA	1,311	47,817
Repsol YPF SA	19,159	570,464
Telefonica SA	32,406	562,000

		1,566,069

Sweden - 1.6%
Nordea Bank AB	500	6,563
Skandinaviska Enskilda Banken AB	4,200	113,138
SKF AB	4,853	71,171
SSAB Svenskt Stal AB	5,038	94,034
Svenska Handelsbanken AB	2,100	56,856

		341,762

Switzerland - 3.8%
Geberit AG	35	42,655
Logitech International SA*	2,084	45,246

Equity Securities - 98.8%	SHARES	VALUE

Roche Holding AG	1,868	322,960
Serono SA	10	8,637
Zurich Financial Services AG	1,584	389,191

		808,689

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	29,200	280,320

Thailand - 0.1%
Bangkok Bank PCL (NVDR)	5,000	14,238

United Kingdom - 20.1%
Aegis Group plc	25,931	64,911
Alliance Boots plc	1,457	21,133
Aviva plc	12,670	185,669
Barclays plc	14,047	177,193
Barratt Developments plc	659	13,148
BG Group plc	31,927	387,797
British Airways plc*	39,659	316,936
BT Group plc	99,101	497,067
Burberry Group plc	1,333	12,873
DSG International plc	31,897	130,736
GlaxoSmithKline plc	9,359	249,075
GUS plc	2,099	37,948
Hays plc	16,302	44,087
HBOS plc	13,712	271,255
HSBC Holdings plc	27,730	505,747
International Power plc	3,966	23,233
Kelda Group plc	4,597	73,173
Lloyds TSB Group plc	7,692	77,666
Man Group plc	24,126	202,286
Marks and Spencer Group plc	13,771	165,592
Michael Page International plc	1,242	8,943
Next plc	4,241	150,490
Northern Foods plc	22,560	38,000
Persimmon plc	1,872	46,877
Royal & Sun Alliance Insurance Group plc	53,998	150,580
Royal Bank of Scotland Group plc	5,621	193,463
Sage Group plc	5,218	24,536
Scottish & Southern Energy plc	5,064	124,914
Tate & Lyle plc	3,237	43,589
Wolseley plc	2,747	57,889

		4,296,806

United States - 4.5%
AmerisourceBergen Corp.	600	27,120
Apollo Group, Inc.*	100	4,924
Biogen Idec, Inc.*	1,800	80,424
Chubb Corp.	800	41,568
Continental Airlines, Inc., Class B*	600	16,986

Equity Securities - 98.8%	SHARES	VALUE

Corn Products International, Inc.	800	26,032
Cummins, Inc.	1,000	119,230
Eagle Materials, Inc.	900	30,312
Embarq Corp.	800	38,696
Franklin Resources, Inc.	200	21,150
Helix Energy Solutions Group, Inc.*	600	20,040
IntercontinentalExchange, Inc.*	200	15,014
Kinetic Concepts, Inc.*	400	12,584
Komag, Inc.*	300	9,588
Lexmark International, Inc.*	1,600	92,256
Nike, Inc., Class B	900	78,858
OGE Energy Corp.	400	14,444
Parker Hannifin Corp.	300	23,319
Progressive Corp.	100	2,454
Radian Group, Inc.	300	18,000
Reliance Steel & Aluminum Co.	2,200	70,708
Swift Transportation Co., Inc.*	300	7,116
Terex Corp.*	1,700	76,874
Tidewater, Inc.	500	22,095
WR Berkley Corp.	700	24,773
XTO Energy, Inc.	1,600	67,408

		961,973

Total Equity Securities (Cost $18,631,968)		21,083,693

TOTAL INVESTMENTS (Cost $18,631,968) - 98.8%		21,083,693
Other assets and liabilities, net - 1.2%		262,449

NET ASSETS - 100%		$21,346,142

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipts
CVA: Certificaten Van Aandelen
GDR: Global Depository Receipts
NVDR: Non-Voting Depository Receipts
PCL: Public Company Limited
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

Equity Securities - 93.6%	SHARES	VALUE

Airlines - 1.7%
Continental Airlines, Inc. Class B*	6,525	$184,723

Capital Markets - 5.5%
Investment Technology Group, Inc.*	3,225	144,319
optionsXpress Holdings, Inc.	8,000	223,040
TradeStation Group, Inc.*	15,850	238,859

		606,218

Commercial Banks - 2.6%
Hancock Holding Co.	5,400	289,170

Commercial Services & Supplies - 4.4%
American Reprographics Co.*	7,570	242,694
Watson Wyatt & Co. Holdings	6,075	248,589

		491,283

Computers & Peripheral - 2.1%
Komag, Inc.*	7,400	236,504

Construction Materials - 1.6%
Eagle Materials, Inc.	5,400	181,872

Consumer Finance - 2.2%
World Acceptance Corp.*	5,475	240,791

Diversified Consumer Services - 2.1%
Steiner Leisure Ltd.*	5,500	231,275

Diversified Financial Services - 2.3%
Portfolio Recovery Associates, Inc.*	5,800	254,446

Electrical Equipment - 3.5%
Encore Wire Corp.*	7,775	274,380
Genlyte Group, Inc.*	1,550	110,360

		384,740

Electronic Equipment & Instruments - 4.2%
Benchmark Electronics, Inc.*	9,325	250,656
LoJack Corp.*	10,875	213,041

		463,697

Energy Equipment & Services - 2.8%
Hydril Company LP*	3,225	180,793

Equity Securities - 93.6%	SHARES	VALUE

Superior Energy Services, Inc.*	5,025	131,957

		312,750

Health Care Equipment & Supplies - 2.0%
Sirona Dental Systems, Inc.	6,725	221,454

Health Care Providers & Services - 12.8%
Amedisys, Inc.*	7,225	286,616
AMERIGROUP Corp.*	7,525	222,364
Healthways, Inc.*	4,250	189,550
LCA-Vision, Inc.	6,070	250,751
Radiation Therapy Services, Inc.*	10,325	301,800
WellCare Health Plans, Inc.*	2,875	162,811

		1,413,892

Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc.*	9,836	220,818

Household Durables - 2.1%
Ethan Allen Interiors, Inc.	6,727	233,158

Insurance - 4.7%
HCC Insurance Holdings, Inc.	4,730	155,522
Philadelphia Consolidated Holding Co.*	3,175	126,301
Universal American Financial Corp.*	14,450	232,212

		514,035

Internet & Catalog Retail - 1.1%
NutriSystem, Inc.*	1,900	118,351

Internet Software & Services - 5.8%
DealerTrack Holdings, Inc.*	10,000	221,100
Digital River, Inc.*	2,225	113,742
j2 Global Communications, Inc.*	11,150	302,946

		637,788

Leisure Equipment & Products - 1.0%
Pool Corp.	2,780	107,030

Machinery - 3.1%
JLG Industries, Inc.	6,650	131,737
Toro Co.	4,855	204,735

		336,472

Metals & Mining - 2.5%
AMCOL International Corp.	11,100	276,501

Oil, Gas & Consumable Fuels - 1.2%
Helix Energy Solutions Group, Inc.*	3,880	129,592

Equity Securities - 93.6%	SHARES	VALUE

Personal Products - 1.2%
NBTY, Inc.*	4,550	133,179

Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc.	1,755	150,017

Road & Rail - 1.9%
Old Dominion Freight Lines, Inc.*	6,950	208,708

Semiconductors & Semiconductor Equipment - 3.6%
Ikanos Communications, Inc.*	15,000	176,550
Zoran Corp.*	13,875	223,110

		399,660

Software - 2.7%
Hyperion Solutions Corp.*	2,118	73,029
Micros Systems, Inc.*	4,500	220,140

		293,169

Specialty Retail - 4.3%
Children’s Place Retail Stores, Inc.*	3,985	255,160
Select Comfort Corp.*	9,877	216,109

		471,269

Trading Companies & Distributors - 5.2%
Applied Industrial Technologies, Inc.	9,825	239,730
Watsco, Inc.	4,635	213,256
WESCO International, Inc.*	2,165	125,635

		578,621

Total Equity Securities (Cost $10,103,725)		10,321,183

EXCHANGE TRADED FUNDS - 5.6%

iShares Russell 2000 Index Fund	8,600	619,200

Total Exchange Traded Funds (Cost $625,835)		619,200

TOTAL INVESTMENTS (Cost $10,729,560) - 99.2%		10,940,383
Other assets and liabilities, net - 0.8%		83,339

Net Assets - 100%		$11,023,722

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

	PRINCIPAL
Corporate Bonds - 57.1%	AMOUNT	VALUE

AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	$100,000	$109,269
7.30%, 10/14/49 (e)	300,000	298,531
Alliance Mortgage Investments, 12.64%, 6/1/10 (r)	95,833	95,833
American Home Mortgage Assets, 1.546%, 5/25/46	1,317,568	81,525
Anadarko Petroleum Corp., 5.79%, 9/15/09 (r)	250,000	250,276
APL Ltd., 8.00%, 1/15/24	175,000	157,500
Appalachian Power Co., 5.697%, 6/29/07 (r)	250,000	250,412
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	534,901
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)	650,000	297,485
Atmos Energy Corp., 5.882%, 10/15/07 (r)	200,000	200,055
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	150,000	167,196
BAC Capital Trust XI, 6.625%, 5/23/36	250,000	263,670
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	233,953	246,084
Barclays Bank plc, 6.278%, 12/29/49 (r)	300,000	286,053
Bear Stearns Co’s, Inc., 6.22%, 10/28/14 (r)	450,000	450,481
BellSouth Corp., 5.58%, 8/15/08 (r)	200,000	200,014
Bellsouth Telecommunications, STEP, 0.00 % to 12/15/15, 6.65% thereafter to 12/15/95 (r)	400,000	192,024
BF Saul, 7.50%, 3/1/14	200,000	200,750
BJ Services Co., 5.57%, 6/1/08 (r)	500,000	500,001

BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	570,000	573,551
Capital One Capital III, 7.686%, 8/15/36	100,000	106,065
Catholic High School of New Iberia VRDN, 6.30%, 11/1/19 (r)	140,000	140,000
Chase Funding Mortgage Loan, 4.045%, 5/25/33	185,477	182,732
Citibank Credit Card Issuance Trust, 5.45%, 5/10/13	200,000	203,575
Consolidated Natural Gas Co., 6.875%, 10/15/26	200,000	214,926
Countrywide Asset-Backed Certificates, 5.78%, 11/25/34 (r)	166,832	167,080
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	250,000	242,768
Daimler-Chrysler North American Holding Corp., 5.74%, 11/17/06 (r)	150,000	149,985
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	109,992
Dominion Resources, Inc.:
5.664%, 9/28/07 (r)	300,000	300,021
5.687%, 5/15/08 (r)	200,000	200,883
7.50% to 6/30/16, floating rate thereafter to 6/30/66 (r)	100,000	105,650
Duke Realty LP, 5.647%, 12/22/06 (r)	100,000	100,010

	PRINCIPAL
Corporate Bonds - 57.1%	AMOUNT	VALUE

Dunkin Securitization, 5.779%, 6/20/31 (e)	250,000	253,943
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	250,000	250,594
Enterprise Products Operating LP, 8.375% to 8/1/16, floating rate thereafter to 8/1/66 (r)	450,000	469,944
First National Bank of Omaha, 7.32%, 12/1/10	200,000	202,575
FMAC Loan Receivables Trust, 7.16%, 9/15/19 (e)	347,182	97,211
FMG Finance Ltd., 10.625%, 9/1/16 (e)	500,000	480,000
Ford Motor Credit Co.:
4.00%, 12/20/06	25,000	24,883
9.957%, 4/15/12 (r)	600,000	626,870
Glitnir banki HF:
5.667%, 10/15/08 (e)(r)	250,000	250,006
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	100,000	101,366
7.451% to 6/14/16, floating rate thereafter to 12/14/49 (e)	200,000	204,452
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	100,000	97,476
Trust III, 5.361%, 2/15/36 (e)	250,000	248,760
GMAC LLC, 6.407%, 1/16/07 (r)	200,000	199,876
Golden Securities Corp., 5.63%, 12/2/13 (e)(r)	102,550	102,172
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	100,000	103,289
Goldman Sachs Group, Inc.:
6.345%, 2/15/34	350,000	349,375
6.45%, 5/1/36	300,000	307,281
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	300,000	290,531
Health Care Property Investors, Inc.:
5.84%, 9/15/08 (r)	200,000	200,002
6.30%, 9/15/16	200,000	201,207
HRPT Properties Trust, 5.99%, 3/16/11 (r)	500,000	500,004
Impac CMB Trust:
6.024%, 10/25/33 (r)	15,571	15,576
5.64%, 4/25/35 (r)	227,783	228,616
5.60%, 5/25/35 (r)	56,227	56,335
5.65%, 8/25/35 (r)	184,875	185,199
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	300,000	286,437
Ingersoll-Rand Co. Ltd.:
6.23%, 11/19/27	426,000	453,311
6.015%, 2/15/28	285,000	295,873
International Lease Finance Corp., 5.75%, 10/15/06	142,000	142,002
Interpool Capital Trust, 9.875%, 2/15/27	500,000	517,500
Jersey Central Power & Light Co., 5.625%, 5/1/16	200,000	202,114
JPMorgan Chase & Co.:
6.375%, 4/1/08	830,000	843,411
4.88%, 10/28/08 (r)	625,000	624,630
JPMorgan Chase Capital XX, 6.55%, 9/29/36	300,000	303,230
Kaupthing Bank HF:
5.55%, 12/1/09	200,000	196,830
5.75%, 10/4/11 (e)	1,000,000	993,629
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	580,000	495,900
Landsbanki Islands HF, 6.10%, 8/25/09 (e)(r)	150,000	149,998

	PRINCIPAL
Corporate Bonds - 57.1%	AMOUNT	VALUE

Lehman Brothers Holdings, Inc., 4.98%, 9/8/08 (r)	100,000	99,088
Lennar Corp., 5.893%, 8/20/07 (r)	250,000	249,994
Leucadia National Corp., 7.00%, 8/15/13	245,000	243,163
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	210
8.30%, 12/1/37 (e)(m)*	100,000	500
Massachusetts Institute of Technology, 7.25%, 11/2/96	150,000	182,350
Mcguire Air Force Base, Military Housing Project, 5.611%, 9/15/51 (e)	300,000	300,000
Meridian Funding Co. LLC:
5.686%, 10/6/08 (e)(r)	110,019	110,079
5.67%, 10/15/14 (e)(r)	250,000	250,096
Merrill Lynch & Co., Inc., 5.967%, 1/15/15 (r)	400,000	403,193
Mid-Atlantic Family Military Communities LLC, 5.30%, 8/1/50 (e)	150,000	144,060
Midwest Family Housing LLC, 5.581%, 1/1/51 (e)	250,000	242,815
Nelnet Student Loan Corp., 5.29%, 6/1/35 (r)	400,000	400,000
New Valley Generation I, 7.299%, 3/15/19	412,287	461,173
New Valley Generation II, 4.929%, 1/15/21	84,000	82,597
Noble Group Ltd., 6.625%, 3/17/15 (e)	500,000	441,845
Oasis Residential, Inc., 7.25%, 11/15/06	150,000	150,255
Odyssey Re Holdings Corp., 6.875%, 5/1/15	260,000	247,204
Orkney Re II plc, Series B, 8.404%, 12/21/35 (e)(r)	250,000	250,000
Pacific Pilot Funding Ltd., 6.25%, 10/20/16 (e)(r)	99,105	98,928
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	100,000	101,759
Pioneer Natural Resources Co., 6.875%, 5/1/18	800,000	794,759
Prudential Financial, Inc., STEP, 4.104%, 11/15/06 (r)	400,000	399,339
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	200,000	232,749
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	200,000	202,823
Public Service Enterprise Group, Inc., 5.765%, 9/21/08 (r)	400,000	399,995
Puget Energy Inc., 7.02%, 12/1/27	377,000	417,042
QBE Insurance Group Ltd., 5.647% to 7/1/13, floating rate thereafter to 7/1/23 (e)(r)	85,000	82,738
Reed Elsevier Capital, Inc., 5.72%, 6/15/10 (r)	300,000	300,002
Residential Capital Corp.:
6.742%, 6/29/07 (r)	950,000	955,234
6.693%, 11/21/08 (r)	500,000	505,719
6.607%, 4/17/09 (r)	400,000	402,651
6.50%, 4/17/13	300,000	305,453
Richmond County Capital Corp., 8.318%, 7/15/49	300,000	301,031
Rochester Gas & Electric Corp., 6.375%, 9/1/33	475,000	517,567
Santander Issuances SA Unipersonal , 5.75%, 6/20/16 (e)(r)	300,000	305,007
Southern California Edison Co., 5.75%, 4/1/35	90,000	90,527
Sovereign Bancorp, Inc., 5.68%, 3/1/09 (e)(r)	250,000	249,887
Sovereigh Bank:
4.00%, 2/1/08	150,000	147,434
4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	200,000	195,979
Spieker Properties LP, 6.75%, 1/15/08	250,000	253,896
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 5/1/07	253,000	256,162
TIERS Trust:
8.45%, 12/1/17 (n)*	219,620	3,294
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	58,972

	PRINCIPAL
Corporate Bonds - 57.1%	AMOUNT	VALUE

Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	8,420,891	1,060,359
Transocean, Inc., 5.591%, 9/5/08 (r)	250,000	249,998
Tyco International Group SA, Participation Certificate Trust, 4.436%, 6/15/07 (e)	250,000	248,095
Union Pacific Corp., 8.02%, 7/2/12	192,804	206,331
UnumProvident Corp., 5.997%, 5/15/08	200,000	200,723
Verizon North, Inc., 5.634%, 1/1/21 (e)	200,000	191,855
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	100,000	112,470
Vornado Realty LP, 5.625%, 6/15/07	250,000	250,144
Western Union Co., 5.93%, 10/1/16 (e)	300,000	302,076
World Financial Network, Credit Card Master Note Trust, 5.70%, 5/15/12 (r)	100,000	100,521
Xerox Corp., 6.75%, 2/1/17	150,000	153,000

Total Corporate Bonds (Cost $34,358,366)		34,044,847

Taxable Municipal Obligations - 21.0%

Adams-Friendship Area Wisconsin School District GO Bonds:
5.18%, 3/1/12	125,000	125,152
5.21%, 3/1/13	140,000	139,994
Alabaster Alabama GO Bonds, 5.36%, 4/1/18	250,000	248,095
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	400,000	342,408
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	250,000	243,415
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	150,000	149,467
Chicago Illinois GO Bonds, 5.30%, 1/1/14	200,000	201,300
Commonwealth Financing Authority Pennsylvania Revenue Bonds, 5.631%, 6/1/23	200,000	205,208
Dallas Texas GO Bonds, STEP, 5.25%, 2/15/24 (r)	100,000	99,137
Detroit Michigan GO Bonds, 5.15%, 4/1/25	300,000	281,283
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	940,000	913,924
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.29%, 1/1/20	200,000	198,156
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	150,000	150,091
Indiana State Bond Bank Revenue Bonds:
5.38%, 7/15/18	200,000	201,000
5.32%, 1/15/19	460,000	455,060
6.01%, 7/15/21	250,000	257,242
JEA Florida St. Johns River Power Park System Revenue Bonds, 4.80%, 10/1/07	635,000	632,543
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	200,000	198,096
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	200,000	204,506
Lawrence Township Indiana School District GO Bonds, 5.55%, 7/5/14	445,000	455,142
Mississippi State Development Bank SO Revenue Bonds, 5.60%, 1/1/26	100,000	96,676
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	500,000	486,110
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	97,441

	PRINCIPAL
Corporate Bonds - 57.1%	AMOUNT	VALUE

Oceanside California Pension Obligation Revenue Bonds, 5.25%, 8/15/20	100,000	97,969
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	510,622
Orange County California Pension Obligation Notes, Zero Coupon, 9/1/16	236,000	138,917
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	600,000	448,206
6/30/16	275,000	165,030
6/30/18	100,000	53,338
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	140,000	143,280
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	182,978
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	250,000	251,390
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	200,000	199,562
San Bernardino County California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	400,000	403,072
San Bernardino County California Financing Authority Pension Obligation Revenue Bonds, Zero Coupon:
8/1/12	200,000	148,726
8/1/15	251,000	157,236

San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	186,184
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06	200,000	199,194
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	510,000	522,969

Sonoma County California Pension Obligation Revenue Bonds, 6.625%, 6/1/13	250,000	263,245
Texas Municipal Gas Corp., 2.60%, 7/1/07	35,000	34,656
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	200,000	207,864
University of Central Florida COPs, 5.125%, 10/1/20	250,000	241,873
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	237,410

West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	60,000	60,463
5.41%, 6/1/12	80,000	80,778
6.05%, 6/1/26	750,000	762,548
Ypsilanti Michigan GO Bonds, 5.75%, 5/1/14	445,000	457,634

Total Taxable Municipal Obligations (Cost $12,486,699)		12,536,590

U.S. Government Agencies and Instrumentalities - 8.0%

Fannie Mae:
2.50%, 7/2/08	70,000	67,040
5.50%, 12/25/16	237,086	235,955
Federal Home Loan Bank:
STEP, 4.60% to 10/26/06, 5.00% thereafter to 10/26/07 (r)	400,000	399,308
0.00%, 2/5/07 (r)	500,000	480,625
Federal Home Loan Bank Discount Notes, 10/2/06	1,600,000	1,599,800
Freddie Mac:

	PRINCIPAL
Corporate Bonds - 57.1%	AMOUNT	VALUE

5.125%, 12/15/13	1,568,433	1,546,300
5.625%, 11/23/35	200,000	194,356
Small Business Administration, 4.94%, 8/10/15	244,898	242,279

Total U.S. Government Agencies and Instrumentalities (Cost $4,805,249)		4,765,663

U.S. Treasury - 13.3%

United States Treasury Notes:
5.00%, 7/31/08	450,000	452,039
4.50%, 11/15/10	960,000	956,550
3.625%, 5/15/13	195,000	184,245
4.50%, 11/15/15	270,000	267,342
4.50%, 2/15/16	4,000,000	3,959,375
5.125%, 5/15/16	1,036,000	1,074,526
4.875%, 8/15/16	1,025,000	1,044,059

Total U.S. Treasury (Cost $7,768,537)		7,938,136

Equity Securities - 1.3%	Shares

Conseco, Inc., Preferred	2,600	66,820
First Republic Preferred Capital Corp., Preferred (e)	300	319,500
Manitoba Telecom Services, Inc.	1,249	53,871
Roslyn Real Estate Asset Corp., Preferred	1	100,437
WoodBourne Pass-Through Trust, Preferred (e)	2	200,813

Total Equity Securities (Cost $712,484)		741,441

TOTAL INVESTMENTS (Cost $60,131,336) - 100.7%		60,026,677
Other assets and liabilities, net — (0.7%)		(403,139)

NET ASSETS - 100%		$59,623,538

			Underlying	Unrealized
		Expiration	Face Amount	Appreciation
Futures	# of Contracts	Date	At Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	33	12/06	$6,748,500	$12,332

Total Purchased				$12,332

Sold:
U.S. Treasury Bonds	46	12/06	$5,170,688	($76,912)
10 Year U.S. Treasury Notes	77	12/06	1,837,063	4,409

Total Sold				($72,503)

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department has prohibited Lumbermens from making interest payment. This TIERS security is based on interest payment from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August of 2006. This security is no longer accruing interest. The total interest due from this security, as of September 30, 2006, is $27,518.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COP: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
SO: Special Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report

CVS CALVERT SOCIAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

Equity Securities - 93.7%	SHARES	VALUE
Biotechnology - 3.0%
Amgen, Inc.*	4,000	$286,120

Capital Markets - 5.1%
A.G. Edwards, Inc.	1,700	90,576
Bank of New York Co., Inc.	4,700	165,722
SEI Investments Co.	4,000	224,760

		481,058

Chemicals - 3.5%
Air Products & Chemicals, Inc.	3,600	238,932
Ecolab, Inc.	2,000	85,640

		324,572

Commercial Banks - 4.2%
Synovus Financial Corp.	8,700	255,519
Wachovia Corp.	2,500	139,500

		395,019

Communications Equipment - 6.8%
Cisco Systems, Inc.*	17,100	393,300
Motorola, Inc.	9,900	247,500

		640,800

Consumer Finance - 2.6%
American Express Co.	4,400	246,752

Electrical Equipment - 3.1%
Cooper Industries Ltd.	1,100	93,742
Emerson Electric Co.	2,400	201,264

		295,006

Electronic Equipment & Instruments - 3.3%
CDW Corp.	2,100	129,528
Molex, Inc.	5,400	177,714
		307,242

Energy Equipment & Services - 2.2%
FMC Technologies, Inc.*	3,800	204,060

Food & Staples Retailing - 6.1%
Costco Wholesale Corp.	3,200	158,976
Sysco Corp.	7,700	257,565
Walgreen Co.	3,600	159,804

		576,345

Gas Utilities - 1.7%
Questar Corp.	2,000	163,540

Health Care Equipment & Supplies - 8.1%
Biomet, Inc.	3,400	109,446
Medtronic, Inc.	6,400	297,216
St. Jude Medical, Inc.*	5,200	183,508
Varian Medical Systems, Inc.*	3,300	176,187

		766,357

Equity Securities - 93.7%	SHARES	VALUE
Health Care Providers & Services - 1.1%
Patterson Co’s, Inc.*	3,000	100,830

Household Products - 5.5%
Colgate-Palmolive Co.	4,000	248,400
Procter & Gamble Co.	4,400	272,712

		521,112

Industrial Conglomerates - 1.4%
3M Co.	1,800	133,956

Insurance - 3.1%
Aflac, Inc.	3,900	178,464
Chubb Corp.	2,100	109,116

		287,580

Internet Software & Services - 1.3%
eBay, Inc.*	4,400	124,784

IT Services - 5.5%
Cognizant Technology Solutions Corp.*	2,300	170,338
First Data Corp.	4,400	184,800
Fiserv, Inc.*	3,400	160,106

		515,244

Machinery - 5.8%
Dover Corp.	4,400	208,736
Illinois Tool Works, Inc.	5,200	233,480
Pentair, Inc.	3,800	99,522

		541,738

Multiline Retail - 5.1%
Kohl’s Corp.*	4,400	285,648
Target Corp.	3,600	198,900

		484,548

Office Electronics - 1.9%
Zebra Technologies Corp.*	5,100	182,274

Oil, Gas & Consumable Fuels - 1.3%
EOG Resources, Inc.	1,900	123,595

Pharmaceuticals - 4.7%
Forest Laboratories, Inc.*	3,200	161,952
Johnson & Johnson	3,600	233,784
Pfizer, Inc.	1,600	45,376

		441,112

Semiconductors & Semiconductor Equipment - 0.7%
Linear Technology Corp.	2,100	65,352

Equity Securities - 93.7%	SHARES	VALUE
Software - 2.1%
Microsoft Corp.	7,300	199,509

Specialty Retail - 4.5%
Bed Bath & Beyond, Inc.*	3,600	137,736
Home Depot, Inc.	2,900	105,183
Staples, Inc.	7,600	184,908

		427,827

Total Equity Securities (Cost $7,408,543)		8,836,332

TOTAL INVESTMENTS (Cost $7,408,543) - 93.7%		8,836,332
Other assets and liabilities, net - 6.3%		591,007

NET ASSETS - 100%		$9,427,339

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of fourteen separate portfolios, six of which are reported herein. The Social Small Cap, Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value their investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2006, no securities were fair valued under the direction of the Board of Directors.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.
Forward Currency Contracts: The Social International Equity Portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.
Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
New Accounting Pronouncements: In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2006, and net realized capital loss carryforwards as of December 31, 2005 with expiration dates:

			INTERNATIONAL
	SMALL-CAP	MID-CAP	EQUITY

Federal income tax cost	$10,729,560	$49,892,876	$18,668,421

Unrealized appreciation	836,954	4,635,593	2,690,441

Unrealized (depreciation)	(626,131)	(3,624,928)	(275,169)

Net appreciation (depreciation)	$210,823	$1,010,665	$2,415,272

	BALANCED	EQUITY	INCOME

Federal income tax cost	$436,251,478	$7,421,176	$60,137,295

Unrealized appreciation	44,081,464	1,530,763	757,962

Unrealized (depreciation)	(13,593,392)	(115,607)	(868,580)

Net appreciation (depreciation)	$30,488,072	$1,415,156	($110,618)

CAPITAL LOSS CARRYFORWARDS

			INTERNATIONAL
EXPIRATION DATE	SMALL-CAP	MID-CAP	EQUITY

31-Dec-09	—	—	—

31-Dec-10	—	$1,508,360	$1,322,486

31-Dec-11	$29,368	—	—

	$29,368	$1,508,360	$1,322,486

EXPIRATION DATE	BALANCED	EQUITY

31-Dec-08	—	$37,197
31-Dec-09	—	—
31-Dec-10	$2,487,712	217,532
31-Dec-11	1,026,993	92,576

31-Dec-12	—	88,146

	$3,514,705	$435,451

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
NOTE C — OTHER
On September 7, 2006, Calvert Group Ltd., Calvert Asset Management Company, Calvert Social Investment Fund and Calvert Variable Series Inc., were named as defendants in a lawsuit now pending in the United States District Court for the District of Connecticut. The lawsuit is an action for specific performance, breach of contract, and promissory estoppel, for the Defendants’ alleged breach of an agreement dated August 28, 2006 to sell without accrued interest four thousand five hundred 8.625% Maryland State Economic Development Revenue Bonds (“Rocky Gap Bonds”) due October 1, 2019. The securities applicable to the Calvert Variable Series Inc., Social Balanced Portfolio represent seven hundred fifty bonds, with a market value of $483,750 or 0.1% of the Fund’s net assets.
The potential impact of this lawsuit seeks delivery of the bonds, unquantified damages, attorney’s fees and expenses. The Fund has retained counsel and has answered the lawsuit by denying any breach of contract and has countersued the plaintiff claiming it breached the contract by failing to purchase the Rocky Gap Bonds with interest. Management does not believe that this lawsuit will have a material adverse effect on the Investment Advisor or Funds.

CVS AMERITAS CORE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

Equity Securities - 99.2%	SHARES	VALUE

Airlines - 1.2%
JetBlue Airways Corp.*	99,900	$926,073

Automobiles - 2.0%
Peugeot SA (ADR)	26,700	1,497,870

Capital Markets - 2.5%
Charles Schwab Corp.	105,900	1,895,610

Chemicals - 2.3%
Air Products & Chemicals, Inc.	26,000	1,725,620

Commercial Banks - 2.4%
Lloyds TSB Group plc (ADR)	44,300	1,794,150

Communications Equipment - 2.2%
Motorola, Inc.	66,200	1,655,000

Computers & Peripherals - 3.6%
Apple Computer, Inc.*	15,800	1,217,074
Dell, Inc.*	65,300	1,491,452

		2,708,526

Diversified Financial Services - 5.1%
Citigroup, Inc.	44,700	2,220,249
NYSE Group, Inc.*	22,000	1,644,500

		3,864,749

Diversified Telecommunication Services - 3.9%
Chunghwa Telecom Co. Ltd. (ADR)	76,552	1,325,115
Level 3 Communications, Inc.*	303,800	1,625,330

		2,950,445

Food & Staples Retailing - 1.0%
Rite Aid Corp.*	159,200	722,768

Health Care Providers & Services - 5.9%
Caremark Rx, Inc.	39,100	2,215,797
WellPoint, Inc.*	28,300	2,180,515

		4,396,312

Health Care Technology - 1.7%
Eclipsys Corp.*	71,745	1,284,953

Hotels, Restaurants & Leisure - 2.6%
Las Vegas Sands Corp.*	28,400	1,941,140

Industrial Conglomerates - 4.5%
General Electric Co.	63,700	2,248,610
Tyco International Ltd.	40,300	1,127,997

		3,376,607

Equity Securities - 99.2%	SHARES	VALUE

Insurance - 4.6%
American International Group, Inc.	35,500	2,352,230
MBIA, Inc.	17,906	1,100,145

		3,452,375

Internet Software & Services - 2.0%
Google, Inc.*	3,696	1,485,422

IT Services - 2.0%
BearingPoint, Inc.*	194,350	1,527,591

Life Sciences — Tools & Services - 2.8%
Fisher Scientific International, Inc.*	26,500	2,073,360

Media - 4.6%
Comcast Corp., Special Class A*	47,300	1,741,113
DIRECTV Group, Inc.*	87,631	1,724,578

		3,465,691

Metals & Mining - 2.8%
Southern Copper Corp.	22,600	2,090,500

Multiline Retail - 2.9%
Target Corp.	38,800	2,143,700

Oil, Gas & Consumable Fuels - 11.7%
Apache Corp.	30,300	1,914,960
Chevron Corp.	37,855	2,455,275
ConocoPhillips	29,800	1,773,994
Exxon Mobil Corp.	39,600	2,657,160

		8,801,389

Pharmaceuticals - 5.7%
Johnson & Johnson	25,916	1,682,985
Pfizer, Inc.	92,000	2,609,120

		4,292,105

Software - 6.8%
Microsoft Corp.	92,200	2,519,826
Oracle Corp.*	144,600	2,565,204

		5,085,030

Specialty Retail - 2.0%
Abercrombie & Fitch Co.	21,900	1,521,612

Thrifts & Mortgage Finance - 2.5%
Freddie Mac	28,622	1,898,497

Wireless Telecommunication Services - 7.9%

Equity Securities - 99.2%	SHARES	VALUE
American Tower Corp.*	66,400	2,423,600
Leap Wireless International, Inc.*	14,450	700,681
NII Holdings, Inc.*	45,600	2,834,496

		5,958,777

Total Equity Securities (Cost $64,077,158)		74,535,872

TOTAL INVESTMENTS (Cost $64,077,158) - 99.2%		74,535,872
Other assets and liabilities, net - 0.8%		568,280

Net Assets - 100%		$75,104,152

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

Equity Securities - 93.4%	SHARES	VALUE

Aerospace & Defense - 6.5%
BE Aerospace, Inc.*	74,200	$1,564,878
Boeing Co.	38,500	3,035,725
L-3 Communications Holdings, Inc.	24,400	1,911,252
United Technologies Corp.	44,350	2,809,572

		9,321,427

Biotechnology - 1.0%
Amgen, Inc.*	10,450	747,488
Genentech, Inc.*	9,050	748,435

		1,495,923

Capital Markets - 3.4%
GFI Group, Inc.*	12,900	713,241
Legg Mason, Inc.	7,150	721,149
Lehman Brothers Holdings, Inc.	26,600	1,964,676
Morgan Stanley	19,300	1,407,163

		4,806,229

Commercial Banks - 3.2%
Cullen/Frost Bankers, Inc.	24,100	1,393,462

Equity Securities - 93.4%	SHARES	VALUE

Wachovia Corp.	57,600	3,214,080

		4,607,542

Communications Equipment - 3.2%
Cisco Systems, Inc.*	98,300	2,260,900
Motorola, Inc.	45,550	1,138,750
Qualcomm, Inc.	34,150	1,241,352

		4,641,002

Computers & Peripherals - 1.7%
Avid Technology, Inc.*	26,950	981,519
Seagate Technology, Inc.	62,700	1,447,743

		2,429,262

Diversified Financial Services - 4.0%
Bank of America Corp.	66,950	3,586,511
Citigroup, Inc.	44,000	2,185,480

		5,771,991

Diversified Telecommunication Services - 5.2%
AT&T, Inc.	75,950	2,472,932
Citizens Communications Co.	110,900	1,557,036
Verizon Communications, Inc.	72,350	2,686,356
Windstream Corp.	49,938	658,682

		7,375,006

Energy Equipment & Services - 4.1%
Diamond Offshore Drilling, Inc.	27,700	2,004,649
National Oilwell Varco, Inc.*	29,650	1,736,007
Rowan Co.’s, Inc.	22,200	702,186
Transocean, Inc.*	20,050	1,468,262

		5,911,104

Food & Staples Retailing - 1.8%
CVS Corp.	78,500	2,521,420

Health Care Providers & Services - 3.5%
Caremark Rx, Inc.	12,750	722,543
Medco Health Solutions, Inc.*	18,300	1,100,013
UnitedHealth Group, Inc.	28,550	1,404,660
WellPoint, Inc.*	23,900	1,841,495

		5,068,711

Hotels, Restaurants & Leisure - 3.0%
McDonald’s Corp.	51,400	2,010,768
Orient-Express Hotels Ltd.	60,350	2,255,883

		4,266,651

Household Products - 2.3%
Procter & Gamble Co.	52,674	3,264,735

Equity Securities - 93.4%	SHARES	VALUE

Industrial Conglomerates - 3.4%
General Electric Co.	139,675	4,930,528

Insurance - 5.7%
American International Group, Inc.	40,950	2,713,347
Genworth Financial, Inc.	96,650	3,383,717
National Financial Partners Corp.	48,650	1,996,110

		8,093,174

Internet Software & Services - 4.9%
DealerTrack Holdings, Inc.*	25,061	554,099
eBay, Inc.*	76,950	2,182,302
Google, Inc.*	3,500	1,406,650
Yahoo!, Inc.*	114,200	2,886,976

		7,030,027

IT Services - 0.6%
VeriFone Holdings, Inc.*	29,600	845,080

Machinery - 2.9%
Caterpillar, Inc.	24,950	1,641,710
Joy Global, Inc.	33,300	1,252,413
Terex Corp.*	28,500	1,288,770

		4,182,893

Media - 4.6%
Cablevision Systems Corp.	37,200	844,812
EchoStar Communications Corp.*	44,700	1,463,478
Focus Media Holding Ltd. (ADR)*	8,550	495,216
News Corp.	132,300	2,599,695
World Wrestling Entertainment, Inc.	72,200	1,186,246

		6,589,447

Metals & Mining - 2.6%
Cia Vale do Rio Doce (ADR)	63,450	1,367,982
Freeport-McMoRan Copper & Gold, Inc., Class B	26,250	1,398,075
Phelps Dodge Corp.	11,700	990,990

		3,757,047

Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	10,700	694,002
Exxon Mobil Corp.	58,500	3,925,350
Peabody Energy Corp.	11,500	422,970
Sasol Ltd. (ADR)	39,900	1,312,311
Valero Energy Corp.	11,400	586,758

		6,941,391

Personal Products - 0.6%
Avon Products, Inc.	29,300	898,338

Equity Securities - 93.4%	SHARES	VALUE

Pharmaceuticals - 2.1%
Johnson & Johnson	22,750	1,477,385
Merck & Co., Inc.	18,500	775,150
Pfizer, Inc.	26,950	764,302

		3,016,837

Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	33,550	2,463,912

Semiconductors & Semiconductor Equipment - 3.6%
Broadcom Corp.*	24,050	729,677
Marvell Technology Group Ltd.*	76,850	1,488,584
Tessera Technologies, Inc.*	42,950	1,493,801
Texas Instruments, Inc.	43,250	1,438,063

		5,150,125

Software - 5.9%
Activision, Inc.*	48,350	730,085
Adobe Systems, Inc.*	24,650	923,142
Microsoft Corp.	109,700	2,998,101
NAVTEQ Corp.*	48,200	1,258,502
Nintendo Co. Ltd. (ADR)	100,350	2,589,030

		8,498,860

Specialty Retail - 2.0%
GameStop Corp.*	30,850	1,427,738
Home Depot, Inc.	37,550	1,361,939

		2,789,677

Textiles, Apparel & Luxury Goods - 0.3%
Iconix Brand Group, Inc.*	26,750	430,675

Thrifts & Mortgage Finance - 1.4%
Hudson City Bancorp, Inc.	145,650	1,929,862

Tobacco - 2.3%
Altria Group, Inc.	42,650	3,264,857

Wireless Telecommunication Services - 1.0%
Alltel Corp.	26,000	1,443,000

Total Equity Securities (Cost $127,849,537)		133,736,733

	PRINCIPAL
U.S. Government Agencies and Instrumentalities - 6.8%	AMOUNT

Fannie Mae Discount Notes:
10/5/06	$100,000	99,944
10/11/06	1,300,000	1,298,162
11/15/06	1,800,000	1,788,547
Federal Home Loan Bank Discount Notes:
10/11/06	500,000	499,305
10/27/06	4,000,000	3,985,274
Freddie Mac Discount Notes:
10/2/06	400,000	399,944
10/10/06	400,000	399,492
10/17/06	400,000	399,097
10/23/06	600,000	598,141
11/14/06	300,000	298,130

Total U.S. Government Agencies and Instrumentalities (Cost $9,766,036)		9,766,036

TOTAL INVESTMENTS (Cost $137,615,573) - 100.2%		143,502,769
Other assets and liabilities, net — (0.2%)		(313,904)

NET ASSETS - 100%		$143,188,865

Abbreviations:
ADR: American Depository Receipt

* Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

Equity Securities - 98.1%	SHARES	VALUE

Biotechnology - 2.3%
Arena Pharmaceuticals, Inc.*	24,435	$292,731
Ariad Pharmaceuticals, Inc.*	57,550	250,918
deCODE genetics, Inc.*	54,784	301,312

		844,961

Capital Markets - 1.0%
Cowen Group, Inc.*	22,465	355,172

Commercial Banks - 0.5%
Boston Private Financial Holdings, Inc.	6,670	185,960

Equity Securities - 98.1%	SHARES	VALUE

Commercial Services & Supplies - 5.7%
Corrections Corp of America*	18,397	795,670
Global Cash Access Holdings, Inc.*	24,305	366,763
Waste Connections, Inc.*	25,530	967,842

		2,130,275

Communications Equipment - 1.9%
EMS Technologies, Inc.*	20,995	394,286
Ixia*	36,745	327,398

		721,684

Computers & Peripherals - 2.5%
Avid Technology, Inc.*	16,095	586,180
M-Systems Flash Disk Pioneers Ltd.*	8,910	358,538

		944,718

Construction Materials - 1.4%
Texas Industries, Inc.	9,790	509,667

Consumer Finance - 3.0%
Cash America International, Inc.	28,475	1,112,803

Electrical Equipment - 1.7%
General Cable Corp.*	16,300	622,823

Electronic Equipment & Instruments - 8.2%
Cogent, Inc.*	5,235	71,877
Coherent, Inc.*	25,585	886,776
Dolby Laboratories, Inc.*	33,710	669,144
OYO Geospace Corp.*	14,215	806,701
Photon Dynamics, Inc.*	16,675	221,277
Radisys Corp.*	19,640	417,350

		3,073,125

Energy Equipment & Services - 8.6%
Core Laboratories NV*	7,460	475,948
Horizon Offshore, Inc.*	17,125	292,838
NS Group, Inc.*	8,750	564,812
Oceaneering International, Inc.*	7,730	238,084
Tetra Technologies, Inc.*	30,654	740,601
Unit Corp.*	19,825	911,355

		3,223,638

Food Products - 3.5%
Delta & Pine Land Co.	32,375	1,311,188

Health Care Equipment & Supplies - 8.2%
American Medical Systems Holdings, Inc.*	46,635	859,483
Arrow International, Inc.	19,570	622,522
DJ Orthopedics, Inc.*	8,500	353,005

Equity Securities - 98.1%	SHARES	VALUE

Respironics, Inc.*	21,920	846,331
Thoratec Corp.*	24,435	381,430

		3,062,771

Health Care Providers & Services - 4.0%
Centene Corp.*	28,850	474,294
Horizon Health Corp.*	28,745	438,936
Matria Healthcare, Inc.*	20,570	571,640

		1,484,870

Health Care Technology - 3.9%
Eclipsys Corp.*	50,210	899,261
Per-Se Technologies, Inc.*	24,495	557,996

		1,457,257

Hotels, Restaurants & Leisure - 4.3%
Red Robin Gourmet Burgers, Inc.*	14,200	654,762
Shuffle Master, Inc.*	15,990	431,890
Vail Resorts, Inc.*	12,575	503,251

		1,589,903

Household Durables - 2.2%
Universal Electronics, Inc.*	43,241	821,579

Insurance - 3.1%
American Safety Insurance Holdings Ltd.*	10,965	200,660
Philadelphia Consolidated Holding Corp.*	24,145	960,488

		1,161,148

Internet Software & Services - 1.4%
eCollege.com, Inc.*	17,455	279,105
Internet Capital Group, Inc.*	26,850	253,733

		532,838

Leisure Equipment & Products - 1.3%
Pool Corp.	12,275	472,588

Machinery - 3.2%
Actuant Corp.	10,415	521,792
Bucyrus International, Inc.	15,720	666,842

		1,188,634

Media - 1.1%
Entravision Communications Corp.*	54,715	407,080

Metals & Mining - 2.3%
Aleris International, Inc.*	17,115	864,992

Real Estate Investment Trusts - 1.0%
Friedman Billings Ramsey Group, Inc.	44,535	357,616

Equity Securities - 98.1%	SHARES	VALUE

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Energy Industries, Inc.*	32,625	555,930
Integrated Device Technology, Inc.*	52,895	849,494
Supertex, Inc.*	9,585	372,569
Trident Microsystems, Inc.*	28,620	665,701

		2,443,694

Software - 8.8%
ANSYS Inc.*	20,195	892,215
FactSet Research Systems, Inc.	16,880	819,861
Netsmart Technologies, Inc.*	24,730	324,458
Quality Systems, Inc.	20,585	798,492
The9 Ltd. (ADR)*	20,850	446,190

		3,281,216

Specialty Retail - 3.5%
Build-A-Bear Workshop, Inc.*	19,415	442,079
Genesco, Inc.*	25,025	862,612

		1,304,691

Textiles, Apparel & Luxury Goods - 3.0%
Carter’s, Inc.*	21,630	570,816
Volcom, Inc.*	23,730	534,874

		1,105,690

Total Equity Securities (Cost $30,920,051)		36,572,581

TOTAL INVESTMENTS (Cost $30,920,051) - 98.1%		36,572,581

Other assets and liabilities, net - 1.9%		726,976

NET ASSETS - 100%		$37,299,557

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

Equity Securities - 94.2%	SHARES	VALUE

Aerospace & Defense - 1.3%
Armor Holdings, Inc.*	1,850	$106,060
BE Aerospace, Inc.*	35,750	753,968

		860,028

Auto Components - 0.3%
Tenneco. Inc.*	7,500	175,425

Biotechnology - 4.3%
Cephalon, Inc.*	12,200	753,350
MedImmune, Inc.*	11,900	347,599
Myogen, Inc.*	20,900	733,172
United Therapeutics Corp.*	21,900	1,150,626

		2,984,747

Capital Markets - 4.3%
Affiliated Managers Group, Inc.*	15,400	1,541,694
GFI Group, Inc.*	12,450	688,360
TD Ameritrade Holding Corp.	24,750	466,538
Waddell & Reed Financial, Inc.	10,650	263,588

		2,960,180

Commercial Services & Supplies - 2.5%
Covanta Holding Corp.*	30,100	648,053
West Corp.*	22,150	1,069,845

		1,717,898

Computers & Peripherals - 0.3%
Avid Technology, Inc.*	4,850	176,637

Construction & Engineering - 1.6%
Jacobs Engineering Group, Inc.*	14,850	1,109,741

Diversified Financial Services - 2.3%
Chicago Mercantile Exchange Holdings, Inc.	1,150	549,988
IntercontinentalExchange, Inc.*	1,000	75,070
International Securities Exchange, Inc.	21,300	998,757

		1,623,815

Diversified Telecommunication Services - 1.3%
Global Crossing Ltd.*	16,600	340,300
Level 3 Communications, Inc.*	99,750	533,663

		873,963

Electrical Equipment - 1.1%
AMETEK, Inc.	1,100	47,905
Roper Industries, Inc.	15,400	688,996
Suntech Power Holdings Co. Ltd. (ADR)*	2,050	52,952

		789,853

Equity Securities - 94.2%	SHARES	VALUE

Electronic Equipment & Instruments - 0.1%
SunPower Corp.*	1,600	44,384

Energy Equipment & Services - 3.9%
Cameron International Corp.*	15,600	753,636
Diamond Offshore Drilling, Inc.	7,200	521,064
Lone Star Technologies, Inc.*	9,550	462,029
National Oilwell Varco, Inc.*	16,800	983,640

		2,720,369

Health Care Equipment & Supplies - 4.6%
ArthroCare Corp.*	14,900	698,214
Gen-Probe, Inc.*	7,800	365,742
Hologic, Inc.*	8,800	382,976
Intuitive Surgical, Inc.*	4,050	427,072
Mentor Corp.	17,550	884,345
Thoratec Corp.*	29,600	462,056

		3,220,405

Health Care Providers & Services - 9.7%
DaVita, Inc.*	6,800	393,516
Health Management Associates, Inc.	68,550	1,432,695
Health Net, Inc.*	32,750	1,425,280
HealthExtras, Inc.*	45,350	1,283,858
Medco Health Solutions, Inc.*	13,650	820,502
Psychiatric Solutions, Inc.*	41,450	1,413,031

		6,768,882

Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc.*	65,100	1,461,495

Hotels, Restaurants & Leisure - 5.8%
Bally Technologies, Inc.*	62,500	1,100,000
Orient-Express Hotels Ltd.	14,450	540,141
Panera Bread Co.*	5,950	346,588
Royal Caribbean Cruises Ltd.	18,350	712,163
Scientific Games Corp.*	22,550	717,090
Station Casinos, Inc.	10,250	592,758

		4,008,740

Industrial Conglomerates - 3.5%
McDermott International, Inc.*	28,225	1,179,805
Textron, Inc.	14,700	1,286,250

		2,466,055

Internet Software & Services - 2.1%
DealerTrack Holdings, Inc.*	9,550	211,150
WebEx Communications, Inc.*	31,800	1,240,836

		1,451,986

Equity Securities - 94.2%	SHARES	VALUE

IT Services - 2.7%
BISYS Group, Inc.*	61,550	668,433
Satyam Computer Services, Ltd. (ADR)	9,150	354,013
SRA International, Inc.*	26,900	808,614
Wright Express Corp.*	1,900	45,714

		1,876,774

Machinery - 2.6%
Joy Global, Inc.	17,300	650,653
Terex Corp.*	26,250	1,187,025

		1,837,678

Media - 2.7%
Cablevision Systems Corp.	22,600	513,246
Focus Media Holding Ltd. (ADR)*	10,450	605,264
XM Satellite Radio Holdings, Inc.*	58,700	756,643

		1,875,153

Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	12,850	684,391

Multiline Retail - 0.7%
Family Dollar Stores, Inc.	16,650	486,846

Multi-Utilities - 1.1%
Veolia Environnement (ADR)	12,950	781,921

Oil, Gas & Consumable Fuels - 3.8%
Denbury Resources, Inc.*	29,450	851,105
Paladin Resources Ltd.*	183,550	653,438
Parallel Petroleum Corp.*	16,350	327,981
Peabody Energy Corp.	22,500	827,550

		2,660,074

Personal Products - 0.8%
Avon Products, Inc.	17,050	522,753
Bare Escentuals, Inc.*	1,150	31,222

		553,975

Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc.	11,650	995,842

Semiconductors & Semiconductor Equipment - 8.6%
Atheros Communications, Inc.*	44,900	814,037
Freescale Semiconductor, Inc.*	36,400	1,385,020
MEMC Electronic Materials, Inc.*	23,450	858,973
Microsemi Corp.*	27,400	516,490
Sirf Technology Holdings, Inc.*	29,950	718,500
Tessera Technologies, Inc.*	49,100	1,707,698

		6,000,718

Equity Securities - 94.2%	SHARES	VALUE

Software - 6.8%
Activision, Inc.*	33,750	509,625
Business Objects SA (ADR)*	10,500	357,945
NAVTEQ Corp.*	25,500	665,805
Net 1 UEPS Technologies, Inc.*	55,500	1,268,730
Nintendo Co. Ltd. (ADR)	43,300	1,117,140
TIBCO Software, Inc.*	93,500	839,630

		4,758,875

Specialty Retail - 4.8%
Bed Bath & Beyond, Inc.*	11,400	436,164
Circuit City Stores, Inc.	20,800	522,288
GameStop Corp.*	24,851	1,150,104
J. Crew Group, Inc.*	22,900	688,603
Urban Outfitters, Inc.*	32,509	575,084

		3,372,243

Textiles, Apparel & Luxury Goods - 1.3%
Polo Ralph Lauren Corp.	13,550	876,549

Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	53,550	709,537

Wireless Telecommunication Services - 3.8%
NII Holdings, Inc.*	23,050	1,432,788
SBA Communications Corp.*	50,600	1,231,098

		2,663,886

Total Equity Securities (Cost $61,974,497)		65,549,065

	PRINCIPAL
U.S. Government and Instrumentalities - 3.7%	AMOUNT

Fannie Mae Discount Notes:
10/2/06	$600,000	599,917
10/5/06	600,000	599,663
11/15/06	100,000	99,364
Federal Home Loan Bank Discount Notes:
10/11/06	100,000	99,861
10/27/06	200,000	199,265
Freddie Mac Discount Notes:
10/2/06	100,000	99,986
10/17/06	800,000	798,194
11/14/06	100,000	99,376

Total U.S. Government Agencies and Instrumentalities (Cost $2,595,626)		2,595,626

TOTAL INVESTMENTS (Cost $64,570,123) - 97.9%		68,144,691
Other assets and liabilities, net - 2.1%		1,432,812

NET ASSETS - 100%		$69,577,503

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

Equity Securities - 99.0%	SHARES	VALUE

Aerospace & Defense - 2.4%
Boeing Co.	6,360	$501,486
General Dynamics Corp.	3,200	229,344
Goodrich Corp.	1,100	44,572
Honeywell International, Inc.	6,437	263,273
L-3 Communications Holdings, Inc.	1,000	78,330
Lockheed Martin Corp.	2,800	240,968
Northrop Grumman Corp.	2,759	187,805
Raytheon Co.	3,600	172,836
Rockwell Collins, Inc.	1,300	71,292
United Technologies Corp.	8,000	506,800

		2,296,706

Air Freight & Logistics - 0.9%
FedEx Corp.	2,400	260,832
United Parcel Service, Inc., Class B	8,600	618,684

		879,516

Airlines - 0.1%
Southwest Airlines Co.	6,250	104,125

Auto Components - 0.1%
Goodyear Tire & Rubber Co.*	1,600	23,200
Johnson Controls, Inc.	1,600	114,784

		137,984

Automobiles - 0.4%
Ford Motor Co.	14,690	118,842

Equity Securities - 99.0%	SHARES	VALUE

General Motors Corp.	4,472	148,739
Harley-Davidson, Inc.	2,100	131,775

		399,356

Beverages - 2.1%
Anheuser-Busch Co.’s, Inc.	6,200	294,562
Brown-Forman Corp., Class B	600	45,990
Coca-Cola Co.	16,000	714,880
Coca-Cola Enterprises, Inc.	2,200	45,826
Constellation Brands, Inc.*	1,400	40,292
Molson Coors Brewing Co., Class B	400	27,560
Pepsi Bottling Group, Inc.	1,000	35,500
Pepsico, Inc.	12,970	846,422

		2,051,032

Biotechnology - 1.3%
Amgen, Inc.*	9,332	667,518
Genzyme Corp. — General Division*	2,100	141,687
Gilead Sciences, Inc.*	3,600	247,320
Biogen Idec, Inc.*	2,755	123,093
Medimmune, Inc.*	1,900	55,499

		1,235,117

Building Products - 0.2%
American Standard Co.’s, Inc.	1,500	62,955
Masco Corp.	3,300	90,486

		153,441

Capital Markets - 3.6%
Ameriprise Financial, Inc.	1,840	86,296
Bank of New York Co., Inc.	6,200	218,612
Bear Stearns Co.’s, Inc.	985	137,999
Charles Schwab Corp.	8,200	146,780
E*Trade Financial Corp.*	3,400	81,328
Federated Investors, Inc., Class B	800	27,048
Goldman Sachs Group, Inc.	3,400	575,178
Janus Capital Group, Inc.	1,700	33,524
Legg Mason, Inc.	1,000	100,860
Lehman Brothers Holdings, Inc.	4,260	314,644
Mellon Financial Corp.	3,300	129,030
Merrill Lynch & Co., Inc.	7,100	555,362
Morgan Stanley	8,539	622,578
Northern Trust Corp.	1,400	81,802
State Street Corp.	2,600	162,240
Franklin Resources, Inc.	1,300	137,475
T. Rowe Price Group, Inc.	2,000	95,700

		3,506,456

Chemicals - 1.5%
Air Products & Chemicals, Inc.	1,800	119,466

Equity Securities - 99.0%	SHARES	VALUE

Ashland, Inc.	400	25,512
Dow Chemical Co.	7,722	301,003
E.I. Du Pont de Nemours & Co.	7,400	317,016
Eastman Chemical Co.	700	37,814
Ecolab, Inc.	1,500	64,230
Hercules, Inc.*	1,100	17,347
International Flavors & Fragrances, Inc.	500	19,770
Monsanto Co.	4,280	201,203
PPG Industries, Inc.	1,300	87,204
Praxair, Inc.	2,500	147,900
Rohm & Haas Co.	1,200	56,820
Sigma-Aldrich Corp.	500	37,835

		1,433,120

Commercial Banks - 4.2%
AmSouth Bancorp	2,900	84,216
BB&T Corp.	4,161	182,168
Comerica, Inc.	1,300	73,996
Commerce Bancorp, Inc.	1,500	55,065
Compass Bancshares, Inc.	900	51,282
Fifth Third Bancorp	4,483	170,713
First Horizon National Corp.	1,000	38,010
Huntington Bancshares, Inc.	1,730	41,399
KeyCorp Ltd.	3,200	119,808
M&T Bank Corp.	600	71,976
Marshall & Ilsley Corp.	2,000	96,360
National City Corp.	4,800	175,680
North Fork Bancorp, Inc.	3,600	103,104
PNC Financial Services Group, Inc.	2,400	173,856
Regions Financial Corp.	3,616	133,033
SunTrust Banks, Inc.	2,900	224,112
Synovus Financial Corp.	2,600	76,362
US Bancorp	14,121	469,099
Wachovia Corp.	12,626	704,531
Wells Fargo & Co.	26,600	962,388
Zions Bancorp	800	63,848

		4,071,006

Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc.*	2,000	22,540
Avery Dennison Corp.	800	48,136
Cintas Corp.	1,200	48,996
Equifax, Inc.	1,100	40,381
Monster Worldwide, Inc.*	1,100	39,809
Pitney Bowes, Inc.	1,700	75,429
Robert Half International, Inc.	1,500	50,955
RR Donnelley & Sons Co.	1,700	56,032
Waste Management, Inc.	4,420	162,126

		544,404

Equity Securities - 99.0%	SHARES	VALUE

Communications Equipment - 2.8%
ADC Telecommunications, Inc.*	1,100	16,500
Avaya, Inc.*	3,458	39,560
Ciena Corp.*	785	21,391
Cisco Systems, Inc.*	48,400	1,113,200
Comverse Technology, Inc.*	1,800	38,592
Corning, Inc.*	12,300	300,243
JDS Uniphase Corp.*	12,600	27,594
Juniper Networks, Inc.*	4,600	79,488
Lucent Technologies, Inc.*	37,300	87,282
Motorola, Inc.	19,568	489,200
Qualcomm, Inc.	13,000	472,550
Tellabs, Inc.*	3,700	40,552

		2,726,152

Computers & Peripherals - 3.5%
Apple Computer, Inc.*	6,800	523,804
Dell, Inc.*	18,200	415,688
EMC Corp.*	18,600	222,828
Hewlett-Packard Co.	21,784	799,255
International Business Machines Corp.	12,100	991,474
Lexmark International, Inc.*	700	40,362
NCR Corp.*	1,500	59,220
Network Appliance, Inc.*	2,900	107,329
QLogic Corp.*	1,400	26,460
SanDisk Corp.*	1,600	85,664
Sun Microsystems, Inc.*	27,500	136,675

		3,408,759

Construction & Engineering - 0.1%
Fluor Corp.	700	53,823

Construction Materials - 0.1%
Vulcan Materials Co.	800	62,600

Consumer Finance - 0.9%
American Express Co.	9,600	538,368
Capital One Financial Corp.	2,400	188,784
SLM Corp.	3,300	171,534

		898,686

Containers & Packaging - 0.2%
Ball Corp.	900	36,405
Bemis Co.	900	29,574
Pactiv Corp.*	1,200	34,104
Sealed Air Corp.	700	37,884
Temple-Inland, Inc.	800	32,080

		170,047

Distributors - 0.1%

Equity Securities - 99.0%	SHARES	VALUE

Genuine Parts Co.	1,400	60,382

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	1,100	54,164
H & R Block, Inc.	2,800	60,872

		115,036

Diversified Financial Services - 5.7%
Bank of America Corp.	35,851	1,920,538
Chicago Mercantile Exchange Holdings, Inc.	280	133,910
CIT Group, Inc.	1,500	72,945
Citigroup, Inc.	39,106	1,942,395
JPMorgan Chase & Co.	27,438	1,288,489
Moody’s Corp.	1,900	124,222

		5,482,499

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	30,801	1,002,881
BellSouth Corp.	14,280	610,470
CenturyTel, Inc.	1,000	39,670
Citizens Communications Co.	2,500	35,100
Embarq Corp.	1,223	59,156
Qwest Communications International, Inc.*	11,834	103,192
Verizon Communications, Inc.	22,844	848,198
Windstream Corp.	3,205	42,274

		2,740,941

Electric Utilities - 1.5%
Allegheny Energy, Inc.*	1,300	52,221
American Electric Power Co., Inc.	3,100	112,747
Edison International	2,600	108,264
Entergy Corp.	1,700	132,991
Exelon Corp.	5,300	320,862
FirstEnergy Corp.	2,661	148,643
FPL Group, Inc.	3,300	148,500
Pinnacle West Capital Corp.	700	31,535
PPL Corp.	2,900	95,410
Progress Energy, Inc.	2,041	92,621
Southern Co.	6,000	206,760

		1,450,554

Electrical Equipment - 0.5%
American Power Conversion Corp.	1,500	32,940
Cooper Industries Ltd.	700	59,654
Emerson Electric Co.	3,300	276,738
Rockwell Automation, Inc.	1,300	75,530

		444,862

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	3,258	106,504

Equity Securities - 99.0%	SHARES	VALUE

Jabil Circuit, Inc.	1,400	39,998
Molex, Inc.	1,125	43,841
Sanmina-SCI Corp.*	5,100	19,074
Solectron Corp.*	7,200	23,472
Symbol Technologies, Inc.	2,100	31,206
Tektronix, Inc.	700	20,251

		284,346

Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	2,500	170,500
BJ Services Co.	2,400	72,312
Halliburton Co.	8,100	230,445
Nabors Industries Ltd.*	2,600	77,350
National Oilwell Varco, Inc.*	1,400	81,970
Noble Corp.	1,100	70,598
Rowan Co.’s, Inc.	900	28,467
Schlumberger Ltd.	9,300	576,879
Smith International, Inc.	1,500	58,200
Transocean, Inc.*	2,481	181,684
Weatherford International Ltd.*	2,700	112,644

		1,661,049

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	3,800	188,784
CVS Corp.	6,600	211,992
Kroger Co.	5,700	131,898
Safeway, Inc.	3,600	109,260
Supervalu, Inc.	1,746	51,769
Sysco Corp.	4,900	163,905
Walgreen Co.	8,000	355,120
Wal-Mart Stores, Inc.	19,600	966,672
Whole Foods Market, Inc.	1,100	65,373

		2,244,773

Food Products - 1.1%
Archer-Daniels-Midland Co.	5,192	196,673
Campbell Soup Co.	1,800	65,700
ConAgra Foods, Inc.	3,900	95,472
Dean Foods Co.*	1,000	42,020
General Mills, Inc.	2,800	158,480
H.J. Heinz Co.	2,600	109,018
Hershey Foods Corp.	1,400	74,830
Kellogg Co.	1,900	94,088
McCormick & Co., Inc.	1,000	37,980
Sara Lee Corp.	5,900	94,813
Tyson Foods, Inc.	2,100	33,348
William Wrigley Jr. Co.	1,750	80,605

		1,083,027

Gas Utilities - 0.0%

Equity Securities - 99.0%	SHARES	VALUE

Nicor, Inc.	400	17,104
Peoples Energy Corp.	400	16,260

		33,364

Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc.	500	25,065
Baxter International, Inc.	5,200	236,392
Becton Dickinson & Co.	2,000	141,340
Biomet, Inc.	2,075	66,794
Boston Scientific Corp.*	9,371	138,597
C.R. Bard, Inc.	800	60,000
Hospira, Inc.*	1,200	45,924
Medtronic, Inc.	9,200	427,248
St. Jude Medical, Inc.*	2,800	98,812
Stryker Corp.	2,300	114,057
Zimmer Holdings, Inc.*	1,980	133,650

		1,487,879

Health Care Providers & Services - 2.7%
Aetna, Inc.	4,400	174,020
AmerisourceBergen Corp.	1,706	77,111
Cardinal Health, Inc.	3,150	207,081
Caremark Rx, Inc.	3,374	191,205
Cigna Corp.	900	104,688
Coventry Health Care, Inc.*	1,200	61,824
Express Scripts, Inc.*	1,100	83,039
HCA, Inc.	3,300	164,637
Health Management Associates, Inc.	2,000	41,800
Humana, Inc.*	1,300	85,917
Laboratory Corp. of America Holdings, Inc.*	900	59,013
Manor Care, Inc.	500	26,140
McKesson Corp.	2,300	121,256
Medco Health Solutions, Inc.*	2,290	137,652
Patterson Co’s, Inc.*	1,100	36,971
Quest Diagnostics, Inc.	1,300	79,508
Tenet Healthcare Corp.*	3,300	26,862
UnitedHealth Group, Inc.	10,700	526,440
WellPoint, Inc.*	4,900	377,545

		2,582,709

Health Care Technology - 0.0%
IMS Health, Inc.	1,661	44,249

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	3,500	164,605
Darden Restaurants, Inc.	950	40,347
Harrah’s Entertainment, Inc.	1,500	99,645
Hilton Hotels Corp.	3,100	86,335
International Game Technology	2,700	112,050
Marriott International, Inc.	2,600	100,464

Equity Securities - 99.0%	SHARES	VALUE

McDonald’s Corp.	9,700	379,464
Starbucks Corp.*	6,100	207,705
Starwood Hotels & Resorts Worldwide, Inc.	1,600	91,504
Wendy’s International, Inc.	900	60,300
Wyndham Worldwide Corp.*	1,588	44,416
Yum! Brands, Inc.	2,200	114,510

		1,501,345

Household Durables - 0.7%
Black & Decker Corp.	600	47,610
Centex Corp.	1,000	52,620
D.R. Horton, Inc.	2,300	55,085
Fortune Brands, Inc.	1,200	90,132
Harman International Industries, Inc.	500	41,720
KB Home	600	26,280
Leggett & Platt, Inc.	1,500	37,545
Lennar Corp.	1,200	54,300
Newell Rubbermaid, Inc.	2,200	62,304
Pulte Homes, Inc.	1,800	57,348
Snap-On, Inc.	500	22,275
Stanley Works	600	29,910
Whirlpool Corp.	595	50,045

		627,174

Household Products - 2.2%
Clorox Co.	1,200	75,600
Colgate-Palmolive Co.	4,000	248,400
Kimberly-Clark Corp.	3,639	237,845
Procter & Gamble Co.	25,087	1,554,892

		2,116,737

Independent Power Producers & Energy Traders - 0.5%
AES Corp.*	5,000	101,950
Constellation Energy Group, Inc.	1,400	82,880
Dynegy, Inc.*	3,200	17,728
TXU Corp.	3,700	231,324

		433,882

Industrial Conglomerates - 4.0%
3M Co.	6,000	446,520
General Electric Co.	81,800	2,887,540
Textron, Inc.	1,000	87,500
Tyco International Ltd.	16,125	451,339

		3,872,899

Insurance - 4.8%
ACE Ltd.	2,500	136,825
Aflac, Inc.	4,000	183,040
Allstate Corp.	5,000	313,650
AMBAC Financial Group, Inc.	800	66,200

Equity Securities - 99.0%	SHARES	VALUE

American International Group, Inc.	20,552	1,361,775
AON Corp.	2,400	81,288
Chubb Corp.	3,300	171,468
Cincinnati Financial Corp.	1,374	66,034
Genworth Financial, Inc.	3,600	126,036
Hartford Financial Services Group, Inc.	2,400	208,200
Lincoln National Corp.	2,232	138,563
Loews Corp.	3,600	136,440
Marsh & McLennan Co.’s, Inc.	4,200	118,230
MBIA, Inc.	1,100	67,584
Metlife, Inc.	6,000	340,080
Principal Financial Group	2,200	119,416
Progressive Corp.	6,200	152,148
Prudential Financial, Inc.	3,900	297,375
Safeco Corp.	900	53,037
St. Paul Travelers Co.’s, Inc.	5,404	253,394
Torchmark Corp.	800	50,488
UnumProvident Corp.	2,400	46,536
XL Capital Ltd.	1,400	96,180

		4,583,987

Internet & Catalog Retail - 0.1%
Amazon.Com, Inc.*	2,400	77,088

Internet Software & Services - 1.3%
eBay, Inc.*	9,067	257,140
Google, Inc.*	1,700	683,230
VeriSign, Inc.*	1,900	38,380
Yahoo!, Inc.*	9,900	250,272

		1,229,022

IT Services - 1.0%
Affiliated Computer Services, Inc.*	1,000	51,860
Automatic Data Processing, Inc.	4,500	213,030
Computer Sciences Corp.*	1,400	68,768
Convergys Corp.*	1,300	26,845
Electronic Data Systems Corp.	4,000	98,080
First Data Corp.	6,034	253,428
Fiserv, Inc.*	1,400	65,926
Paychex, Inc.	2,750	101,338
Sabre Holdings Corp.	1,234	28,863
Unisys Corp.*	2,900	16,414

		924,552

Leisure Equipment & Products - 0.2%
Brunswick Corp.	800	24,952
Eastman Kodak Co.	2,300	51,520
Hasbro, Inc.	1,300	29,575
Mattel, Inc.	3,100	61,070

		167,117

Equity Securities - 99.0%	SHARES	VALUE

Life Sciences — Tools & Services - 0.3%
Applera Corp. — Applied Biosystems Group	1,500	49,665
Fisher Scientific International, Inc.*	1,000	78,240
Millipore Corp.*	400	24,520
PerkinElmer, Inc.	1,100	20,823
Thermo Electron Corp.*	1,200	47,196
Waters Corp.*	800	36,224

		256,668

Machinery - 1.4%
Caterpillar, Inc.	5,100	335,580
Cummins, Inc.	400	47,692
Danaher Corp.	1,900	130,473
Deere & Co.	1,900	159,429
Dover Corp.	1,700	80,648
Eaton Corp.	1,200	82,620
Illinois Tool Works, Inc.	3,300	148,170
Ingersoll-Rand Co. Ltd.	2,600	98,748
ITT Industries, Inc.	1,400	71,778
Navistar International Corp.*	600	15,492
Paccar, Inc.	2,025	115,466
Pall Corp.	1,000	30,810
Parker Hannifin Corp.	1,000	77,730

		1,394,636

Media - 3.3%
CBS Corp., Class B	6,201	174,682
Clear Channel Communications, Inc.	4,100	118,285
Comcast Corp.*	16,481	607,325
Dow Jones & Co., Inc.	500	16,770
E.W. Scripps Co.	700	33,551
Gannett Co., Inc.	1,900	107,977
Interpublic Group of Co.’s., Inc.*	3,400	33,660
McClatchy Co.	1	42
McGraw-Hill Co.’s, Inc.	2,700	156,681
Meredith Corp.	300	14,799
New York Times Co.	1,100	25,278
News Corp.	18,600	365,490
Omnicom Group, Inc.	1,300	121,680
Time Warner, Inc.	32,100	585,183
Tribune Co.	1,602	52,418
Univision Communications, Inc.*	2,000	68,680
Viacom, Inc., Class B*	5,601	208,245
Walt Disney Co.	16,600	513,106

		3,203,852

Metals & Mining - 0.8%
Alcoa, Inc.	7,024	196,953
Allegheny Technologies, Inc.	750	46,643

Equity Securities - 99.0%	SHARES	VALUE

Freeport-McMoRan Copper & Gold, Inc., Class B	1,400	74,564
Newmont Mining Corp.	3,500	149,625
Nucor Corp.	2,400	118,776
Phelps Dodge Corp.	1,600	135,520
United States Steel Corp.	1,000	57,680

		779,761

Multiline Retail - 1.2%
Big Lots, Inc.*	1,000	19,810
Dillards, Inc.	600	19,638
Dollar General Corp.	2,150	29,304
Family Dollar Stores, Inc.	1,200	35,088
Federated Department Stores, Inc.	4,244	183,383
J.C. Penney Co., Inc.	1,700	116,263
Kohl’s Corp.*	2,500	162,300
Nordstrom, Inc.	1,800	76,140
Sears Holdings Corp.*	629	99,439
Target Corp.	6,800	375,700

		1,117,065

Multi-Utilities - 1.4%
Ameren Corp.	1,700	89,743
Centerpoint Energy, Inc.	2,400	34,368
CMS Energy Corp.*	1,800	25,992
Consolidated Edison, Inc.	2,000	92,400
Dominion Resources, Inc.	2,716	207,747
DTE Energy Co.	1,500	62,265
Duke Energy Corp.	9,808	296,201
KeySpan Corp.	1,400	57,596
NiSource, Inc.	2,040	44,350
PG&E Corp.	2,700	112,455
Public Service Enterprise Group, Inc.	2,000	122,380
Sempra Energy	2,100	105,525
Teco Energy, Inc.	1,800	28,170
XCEL Energy, Inc.	3,045	62,879

		1,342,071

Office Electronics - 0.1%
Xerox Corp.*	7,700	119,812

Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	3,648	159,892
Apache Corp.	2,596	164,067
Chesapeake Energy Corp.	3,200	92,736
Chevron Corp.	17,368	1,126,488
ConocoPhillips	13,096	779,605
Consol Energy, Inc.	1,500	47,595
Devon Energy Corp.	3,500	221,025
El Paso Corp.	5,459	74,461
EOG Resources, Inc.	1,900	123,595

Equity Securities - 99.0%	SHARES	VALUE

Exxon Mobil Corp.	47,078	3,158,934
Hess Corp.	1,800	74,556
Kinder Morgan, Inc.	800	83,880
Marathon Oil Corp.	2,841	218,473
Murphy Oil Corp.	1,300	61,815
Occidental Petroleum Corp.	6,800	327,148
Sunoco, Inc.	1,100	68,409
Valero Energy Corp.	4,800	247,056
Williams Co.’s, Inc.	4,700	112,189
XTO Energy, Inc.	2,866	120,745

		7,262,669

Paper & Forest Products - 0.3%
International Paper Co.	3,231	111,890
Louisiana-Pacific Corp.	900	16,893
MeadWestvaco Corp.	1,600	42,416
Weyerhaeuser Co.	2,000	123,060

		294,259

Personal Products - 0.2%
Alberto-Culver Co.*	550	27,825
Avon Products, Inc.	3,600	110,376
Estee Lauder Co.’s, Inc.	800	32,264

		170,465

Pharmaceuticals - 6.8%
Abbott Laboratories, Inc.	12,100	587,576
Allergan, Inc.	1,200	135,132
Barr Pharmaceuticals, Inc.*	900	46,746
Bristol-Myers Squibb Co.	15,400	383,768
Eli Lilly & Co.	7,800	444,600
Forest Laboratories, Inc.*	2,600	131,586
Johnson & Johnson	23,132	1,502,192
King Pharmaceuticals, Inc.*	2,200	37,466
Merck & Co., Inc.	17,300	724,870
Mylan Laboratories, Inc.	1,600	32,208
Pfizer, Inc.	57,742	1,637,563
Schering-Plough Corp.	11,900	262,871
Watson Pharmaceutical, Inc.*	900	23,553
Wyeth	10,700	543,988

		6,494,119

Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co.	800	43,528
Archstone-Smith Trust	1,600	87,104
Boston Properties, Inc.	900	93,006
Equity Office Properties Trust	2,900	115,304
Equity Residential Properties Trust	2,200	111,276
Kimco Realty Corp.	1,700	72,879
Plum Creek Timber Co., Inc.	1,400	47,656

Equity Securities - 99.0%	SHARES	VALUE

ProLogis	2,000	114,120
Public Storage, Inc.	1,000	85,990
Simon Property Group, Inc.	1,800	163,116
Vornado Realty Trust	900	98,100

		1,032,079

Real Estate Management & Development - 0.0%
Realogy Corp.*	1,986	45,043

Road & Rail - 0.7%
Avis Budget Group, Inc.	70	1,280
Burlington Northern Santa Fe Corp.	2,900	212,976
CSX Corp.	3,600	118,188
Norfolk Southern Corp.	3,300	145,365
Ryder System, Inc.	500	25,840
Union Pacific Corp.	2,100	184,800

		688,449

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc.*	3,800	94,430
Altera Corp.*	2,800	51,464
Analog Devices, Inc.	2,800	82,292
Applied Materials, Inc.	10,800	191,484
Broadcom Corp.*	3,750	113,775
Freescale Semiconductor, Inc., Class B*	3,116	118,439
Intel Corp.	45,500	935,935
KLA-Tencor Corp.	1,600	71,152
Linear Technology Corp.	2,300	71,576
LSI Logic Corp.*	3,500	28,770
Maxim Integrated Products, Inc.	2,472	69,389
Micron Technology, Inc.*	5,500	95,700
National Semiconductor Corp.	2,400	56,472
Novellus Systems, Inc.*	800	22,128
Nvidia Corp.*	2,600	76,934
PMC — Sierra, Inc.*	1,600	9,504
Teradyne, Inc.*	1,800	23,688
Texas Instruments, Inc.	12,300	408,975
Xilinx, Inc.	2,700	59,265

		2,581,372

Software - 3.4%
Adobe Systems, Inc.*	4,700	176,015
Autodesk, Inc.*	1,900	66,082
BMC Software, Inc.*	1,500	40,830
CA, Inc.	3,200	75,808
Citrix Systems, Inc.*	1,500	54,315
Compuware Corp.*	3,000	23,370
Electronic Arts, Inc.*	2,500	139,200
Intuit, Inc.*	2,600	83,434
Microsoft Corp.	68,400	1,869,372

Equity Securities - 99.0%	SHARES	VALUE

Novell, Inc.*	2,500	15,300
Oracle Corp.*	32,122	569,844
Parametric Technology Corp.*	920	16,063
Symantec Corp.*	7,621	162,175

		3,291,808

Specialty Retail - 2.0%
Autonation, Inc.*	1,294	27,044
Autozone, Inc.*	400	41,320
Bed Bath & Beyond, Inc.*	2,100	80,346
Best Buy Co., Inc.	3,250	174,070
Circuit City Stores, Inc.	1,200	30,132
Gap, Inc.	4,200	79,590
Home Depot, Inc.	16,500	598,455
Limited Brands, Inc.	2,681	71,020
Lowe’s Co.’s, Inc.	12,000	336,720
Office Depot, Inc.*	2,200	87,340
OfficeMax, Inc.	500	20,370
RadioShack Corp.	1,200	23,160
Sherwin-Williams Co.	900	50,202
Staples, Inc.	5,800	141,114
Tiffany & Co.	1,200	39,840
TJX Co.’s, Inc.	3,600	100,908

		1,901,631

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*	2,900	99,760
Jones Apparel Group, Inc.	800	25,952
Liz Claiborne, Inc.	800	31,608
Nike, Inc., Class B	1,500	131,430
VF Corp.	700	51,065

		339,815

Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	4,923	172,502
Fannie Mae	7,700	430,507
Freddie Mac	5,400	358,182
Golden West Financial Corp.	2,000	154,500
MGIC Investment Corp.	700	41,979
Sovereign Bancorp, Inc.	3,045	65,498
Washington Mutual, Inc.	7,696	334,545

		1,557,713

Tobacco - 1.5%
Altria Group, Inc.	16,600	1,270,730
Reynolds American, Inc.	1,400	86,758
UST, Inc.	1,300	71,279

		1,428,767

Equity Securities - 99.0%	SHARES	VALUE

Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	600	40,212

Wireless Telecommunication Services - 0.6%
Alltel Corp.	3,100	172,050
Sprint Nextel Corp.	23,462	402,373

		574,423

Total Equity Securities (Cost $91,218,424)		95,298,492

Money Market Funds - 0.3%

AIM STIT STIC Prime Fund	262,955	262,955
Federated Prime Obligations Fund	16	16

Total Money Market Funds (Cost $262,971)		262,971

	PRINCIPAL
U.S. Treasury - 0.7%	AMOUNT

United States Treasury Bills, 12/7/06#	$645,000	639,238

Total U.S. Treasury (Cost $639,238)		639,238

TOTAL INVESTMENTS (Cost $92,120,633) - 100.0%		96,200,701
Other assets and liabilities, net - 0.0%		28,025

Net Assets - 100%		$96,228,726

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	At Value	(Depreciation)

Purchased:

E-mini S&P 500#	17	12/06	$1,143,590	$17,088

*	Non-income producing security.

#	Futures collateralized by 645,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

	Principal
Taxable Variable Rate Demand Notes* - 79.2%	Amount	Value

Akron Hardware Consultants, Inc., 5.37%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	$1,193,000	$1,193,000
Alabama State IDA Revenue, 5.37%, 5/1/10, LOC: Regions Bank (r)	145,000	145,000
American Buildings Co., 5.33%, 8/1/20, LOC: Canadian Imperial (r)	3,000,000	3,000,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 5.37%, 6/1/21, LOC: Comercia Bank (r)	600,000	600,000
Butler County Alabama IDA Revenue, 5.33%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	750,000	750,000
Byron Park, 5.42%, 1/20/31, LOC: Crédit Agricole (r)	2,275,000	2,275,000
California Statewide Communities Development Authority Revenue, 5.42%, 12/15/36, LOC: Bank of the West (r)	2,850,000	2,850,000
Chambers County Alabama IDA Revenue, 5.33%, 2/1/28, LOC: Colonial Bank, C/LOC: FHLB (r)	1,200,000	1,200,000
Chatham Centre LLC, 5.45%, 4/1/22, LOC: Bank of North Georgia (r)	300,000	300,000
CIDC-Hudson House LLC , 5.55%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	2,100,000	2,100,000
Durham North Carolina GO, 5.40%, 5/1/18, BPA: Bank of America (r)	1,655,000	1,655,000
Florida State Housing Finance Corp. MFH Revenue, 5.37%, 10/15/32, LOC: Fannie Mae (r)	495,000	495,000
Four Fishers LLC, 5.37%, 4/1/24, LOC: LaSalle Bank (r)	2,385,000	2,385,000
Grove City Church of the Nazarene, 5.38%, 2/1/24, LOC: National City Bank (r)	2,835,000	2,835,000
Haskell Capital Partners Ltd., 5.32%, 9/1/20, LOC: Colonial Bank, C/LOC: FHLB (r)	810,000	810,000
Heritage Funeral Services LLC, 5.47%, 2/1/18, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	150,000	150,000
Hillcrest Baptist Church, 5.43%, 12/1/20, LOC: Wachovia Bank (r)	3,490,000	3,490,000
Holland Board of Public Works Home Building Co., 5.47%, 11/1/22, LOC: Wells Fargo Bank (r)	1,245,000	1,245,000
Hopkinsville Kentucky Industrial Building LO Revenue, 5.35%, 8/1/24, LOC: Comercia Bank (r)	2,390,000	2,390,000
Illinois State Development Finance Authority Revenue, 5.42%, 7/1/10, LOC: Lasalle Bank (r)	400,000	400,000
Iowa State Finance Authority IDA Revenue, 5.42%, 11/1/17, LOC: Societe Generale (r)	400,000	400,000
Kaneville Road Joint Venture, Inc., 5.38%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	550,000	550,000
Kansas City Missouri IDA MFH Revenue, 5.42%, 3/1/35, LOC: LaSalle Bank (r)	815,000	815,000
Macon-Bibb County Georgia Industrial Authority Revenue, 5.42%, 7/1/14, LOC: AmSouth Bank (r)	1,000,000	1,000,000
Main & Walton, Inc., 5.33%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	1,150,000	1,150,000
Maniilaq Association Revenue, 5.25%, 11/1/22, LOC: Washington Mutual Bank, C/LOC: FHLB (r)	1,500,000	1,500,000
Middletown New York IDA Revenue, 5.55%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	1,560,000	1,560,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 5.38%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	335,000	335,000
Mississippi Business Finance Corp. Revenue:
5.33%, 12/1/20, LOC: First Tennessee Bank (r)	800,000	800,000
5.38%, 8/1/24, LOC: Regions Bank (r)	1,800,000	1,800,000
MOB Management One LLC, 5.63%, 12/1/26, LOC: Columbus Bank & Trust (r)	1,000,000	1,000,000
New Jersey State Economic Development Authority Revenue, 5.47%, 11/1/06, LOC: Wachovia Bank (r)	60,000	60,000
New York City New York IDA Revenue, 5.55%, 6/1/30, LOC: Citibank (r)	2,285,000	2,285,000
New York State MMC Corp. Revenue, 5.50%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000

	Principal
Taxable Variable Rate Demand Notes* - 79.2%	Amount	Value

Ogden City Utah Redevelopment Agency Revenue, 5.48%, 1/1/31, LOC: Bank of New York (r)	2,900,000	2,900,000
Omaha Nebraska SO, 5.374%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	1,300,000	1,300,000
Osprey Management Co. LLC, 5.37%, 6/1/27, LOC: Wells Fargo Bank (r)	900,000	900,000
Pennsylvania State Higher Educational Facilities Authority Revenue, 5.50%, 11/1/36, LOC: Sovereign Bank FSB, C/LOC: UniCredito Italiano Bank plc (r)	100,000	100,000
Peoploungers, Inc., 5.33%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	155,000	155,000
Post Apartment Homes LP, 5.32%, 7/15/29, CA: Fannie Mae (r)	100,000	100,000
Racetrac Capital LLC, 5.34%, 9/1/20, LOC: Regions Bank (r)	300,000	300,000
Rex Lumber LLC, 5.32%, 2/1/22, LOC: Whiteney National Bank, C/LOC: FHLB (r)	1,420,000	1,420,000
Savannah Georgia Economic Development Authority Revenue, 5.36%, 3/1/18, LOC: SunTrust Bank (r)	980,000	980,000
Schenectady New York Metroplex Development Authority Revenue, 5.32%, 8/1/28, BPA: Key Bank, FSA Insured (r)	2,470,000	2,470,000
Scott Street Land Co., 5.37%, 1/3/22, LOC: Fifth Third Bank (r)	495,000	495,000
Sea Island Co., 5.47%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,535,000	1,535,000
Shawnee Kansas Private Activity Revenue, 5.50%, 12/1/12, LOC: JPMorgan Chase Bank (r)	1,045,000	1,045,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue, 5.37%, 12/1/34, LOC: First Tennessee Bank (r)	2,420,000	2,420,000
Southeast Alabama Gas Distribution Revenue, 5.33%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	1,555,000	1,555,000
Southern Indiana Investments Company Two LLC, 5.32%, 10/15/26, LOC: FHLB (r)	100,000	100,000
St. Joseph County Indiana Economic Development Revenue, 5.49%, 6/1/27, LOC: FHLB (r)	100,000	100,000
St. Paul Minnesota Port Authority Revenue:
5.60%, 3/1/07, LOC: Dexia Credit Local (r)	85,000	85,000
5.82%, 6/1/11, LOC: U.S. Bank (r)	375,000	375,000
5.42%, 12/1/23, LOC: Dexia Credit Local (r)	750,000	750,000
Tyler Enterprises LLC, 5.32%, 10/1/22, LOC: FHLB (r)	1,555,000	1,555,000
Washington State Housing Finance Commission Revenue:
5.35%, 2/1/28, LOC: U.S. Bank (r)	1,080,000	1,080,000
5.38%, 2/1/28, LOC: U.S. Bank (r)	690,000	690,000
5.35%, 7/15/32, CA: Fannie Mae (r)	390,000	390,000

Total Taxable Variable Rate Demand Notes (Cost $68,323,000)		68,323,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 18.0%

Fannie Mae:
5.00%, 8/24/07	1,000,000	998,103
5.62%, 9/4/07	1,000,000	1,000,000
Fannie Mae Discount Notes:
12/29/06	500,000	494,462
4/27/07	1,000,000	971,025
5/7/07	280,000	271,098
6/1/07	2,000,000	1,930,556
Federal Home Loan Bank:
4.50%, 11/3/06	1,000,000	1,000,000
5.00%, 2/9/07	1,000,000	1,000,000
Freddie Mac, 4.50%, 11/3/06	500,000	500,000
Freddie Mac Discount Notes:

	PRINCIPAL
Taxable Variable Rate Demand Notes* - 79.2%	AMOUNT	VALUE

1/9/07	1,000,000	987,500
2/16/07	1,000,000	981,600
3/6/07	1,000,000	979,113
4/18/07	1,223,000	1,189,087
5/1/07	1,000,000	970,615
5/29/07	1,000,000	966,200
6/25/07	250,000	240,729
8/3/07	119,000	113,872
8/21/07	1,000,000	954,775

Total U.S. Government Agencies and Instrumentalities (Cost $15,548,735)		15,548,735

CERTIFICATES OF DEPOSIT - 0.6%

Canadian Imperial Bank, 5.42%, 5/31/07	500,000	499,567

Total Certificates of Deposit (Cost $499,567)		499,567

TOTAL INVESTMENTS (Cost $84,371,302) - 97.8%		84,371,302
Other assets and liabilities, net - 2.2%		1,944,813

NET ASSETS - 100%		$86,316,115

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Optional tender features give these securities a shorter effective maturity date.
Explanation of Guarantees:
BPA: Bond-Purchase Agreement
C/LOC: Confirming Letter of Credit
CA: Collateral Agreement
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSA: Financial Security Assurance Inc.
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
SO: Special Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS FOCUSED MIDCAP VALUE PORTFOLIO
(FORMERLY CVS AMERITAS SELECT PORTFOLIO)
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

Equity Securities - 97.4%	SHARES	VALUE

Aerospace & Defense - 2.4%
Raytheon Co.	28,200	$1,353,882

Automobiles - 3.0%
Harley-Davidson, Inc.	27,100	1,700,525

Beverages - 2.9%
Molson Coors Brewing Co., Class B	23,500	1,619,150

Capital Markets - 2.1%
Morgan Stanley	15,700	1,144,687

Chemicals - 3.1%
Huntsman Corp.*	5,500	100,100
International Flavors & Fragrances, Inc.	41,000	1,621,140

		1,721,240

Electronic Equipment & Instruments - 4.7%
CDW Corp.	42,200	2,602,896

Food Products - 2.6%
Smithfield Foods, Inc.*	53,500	1,445,570

Health Care Equipment & Supplies - 3.6%
Bausch & Lomb, Inc.	39,800	1,995,174

Health Care Providers & Services - 5.3%
Omnicare, Inc.	46,800	2,016,612
Tenet Healthcare Corp.*	116,500	948,310

		2,964,922

Hotels, Restaurants & Leisure - 8.7%
Harrah’s Entertainment, Inc.	27,800	1,846,754
McDonald’s Corp.	33,300	1,302,696
Yum! Brands, Inc.	32,700	1,702,035

		4,851,485

Household Durables - 7.1%
Black & Decker Corp.	22,500	1,785,375
D.R. Horton, Inc.	90,200	2,160,290

		3,945,665

Equity Securities - 97.4%	SHARES	VALUE

Industrial Conglomerates - 1.8%
Tyco International Ltd.	35,200	985,248

Insurance - 8.1%
Conseco, Inc.*	87,900	1,845,021
MBIA, Inc.	19,900	1,222,656
PartnerRe Ltd.	21,600	1,459,512

		4,527,189

Media - 11.8%
Cablevision Systems Corp.	67,800	1,539,738
Discovery Holding Co.*	120,700	1,745,322
E.W. Scripps Co.	56,600	2,712,838
Time Warner, Inc.	31,900	581,537

		6,579,435

Personal Products - 4.1%
Estee Lauder Co.’s, Inc.	56,800	2,290,744

Semiconductors & Semiconductor Equipment - 11.3%
Intel Corp.	93,400	1,921,238
International Rectifier Corp.*	53,600	1,867,424
National Semiconductor Corp.	107,300	2,524,769

		6,313,431

Textiles, Apparel & Luxury Goods - 8.6%
Liz Claiborne, Inc.	61,000	2,410,110
Timberland Co.*	83,900	2,413,803

		4,823,913

Thrifts & Mortgage Finance - 6.2%
Sovereign Bancorp, Inc.	107,205	2,305,980
Washington Mutual, Inc.	26,400	1,147,608

		3,453,588

Total Equity Securities (Cost $49,802,164)		54,318,744

TOTAL INVESTMENTS (Cost $49,802,164) - 97.4%		54,318,744
Other assets and liabilities, net - 2.6%		1,447,484

NET ASSETS - 100%		$55,766,228

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

Equity Securities - 93.9%	SHARES	VALUE

Aerospace & Defense - 2.4%
Heico Corp.	15,400	$528,220

Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	10,500	468,090

Building Products - 1.3%
Trex Co., Inc.*	12,100	292,336

Capital Markets - 3.5%
Evercore Partners, Inc.*	700	20,160
Jefferies Group, Inc.	20,100	572,850
Penson Worldwide, Inc.*	10,000	179,500

		772,510

Commercial Banks - 10.9%
Alabama National Bancorp.	4,900	334,425
Boston Private Financial Holdings, Inc.	15,100	420,988
Centennial Bank Holdings, Inc.*	22,700	219,736
Financial Institutions, Inc.	12,500	292,000
First Republic Bank	10,425	443,688
Pacific Capital Bancorp	10,800	291,276
UMB Financial Corp.	10,800	394,956

		2,397,069

Commercial Services & Supplies - 5.0%
FTI Consulting, Inc.*	12,800	320,768
G & K Services, Inc.	6,800	247,724
Navigant Consulting, Inc.*	15,100	302,906
Schawk, Inc.	12,300	224,106

		1,095,504

Communications Equipment - 0.7%
Bel Fuse, Inc., Class B	4,900	157,241

Diversified Consumer Services - 2.0%
Matthews International Corp.	9,300	342,333
Universal Technical Institute, Inc.*	5,900	105,551

		447,884

Equity Securities - 93.9%	SHARES	VALUE

Electrical Equipment - 6.6%
AZZ, Inc.*	13,900	507,350
Baldor Electric Co.	15,500	477,865
II-VI, Inc.*	19,100	475,972

		1,461,187

Electronic Equipment & Instruments - 2.4%
Coherent, Inc.*	15,300	530,298

Energy Equipment & Services - 7.2%
Rowan Co.’s, Inc.	11,800	373,234
RPC, Inc.	24,775	453,878
Unit Corp.*	8,300	381,551
W-H Energy Services, Inc.*	9,000	373,230

		1,581,893

Health Care Equipment & Supplies - 2.0%
West Pharmaceutical Services, Inc.	11,000	431,970

Health Care Providers & Services - 0.7%
Providence Service Corp.*	5,400	148,986

Hotels, Restaurants & Leisure - 1.1%
Rare Hospitality International, Inc.*	8,050	246,008

Industrial Conglomerates - 3.0%
Carlisle Co.’s, Inc.	4,400	370,040
Teleflex, Inc.	5,400	300,456

		670,496

Insurance - 5.6%
Darwin Professional Underwriters, Inc.*	7,300	162,133
Donegal Group, Inc.	22,012	445,083
Harleysville Group, Inc.	9,400	328,906
IPC Holdings Ltd.	9,800	298,116

		1,234,238

Internet & Catalog Retail - 0.1%
Shutterfly, Inc.*	1,200	18,660

Internet Software & Services - 1.1%
Online Resources Corp.*	19,500	238,875

IT Services - 1.9%
Wright Express Corp.*	17,300	416,238

Life Sciences — Tools & Services - 4.5%
Charles River Laboratories International, Inc.*	5,400	234,414
PRA International*	15,100	403,019

Equity Securities - 93.9%	SHARES	VALUE

Varian, Inc.*	7,600	348,612

		986,045

Machinery - 3.9%
Kaydon Corp.	10,300	381,306
RBC Bearings, Inc.*	20,200	487,830

		869,136

Media - 3.0%
Gray Television, Inc.	36,600	234,606
Lin TV Corp.*	25,400	197,612
Saga Communications, Inc.*	29,250	226,395

		658,613

Multi-Utilities - 1.9%
Aquila, Inc.*	95,800	414,814

Oil, Gas & Consumable Fuels - 0.6%
Berry Petroleum Co.	4,800	135,168

Road & Rail - 3.8%
Heartland Express, Inc.	18,033	282,758
Knight Transportation, Inc.	12,637	214,197
Landstar System, Inc.	5,200	222,040
Vitran Corp, Inc.*	7,000	129,500

		848,495

Semiconductors & Semiconductor Equipment - 4.7%
Entegris, Inc.*	34,407	375,380
Micrel, Inc.*	38,000	364,420
PDF Solutions, Inc.*	28,000	306,880

		1,046,680

Software - 1.1%
i2 Technologies, Inc.*	13,100	245,363

Specialty Retail - 2.1%
HOT Topic, Inc.*	42,560	474,118

Textiles, Apparel & Luxury Goods - 3.5%
Carter’s, Inc.*	16,600	438,074
Fossil, Inc.*	15,600	336,024

		774,098

Thrifts & Mortgage Finance - 3.2%
Provident Financial Services, Inc.	19,600	362,796
Webster Financial Corp.	7,400	348,614

		711,410

Trading Companies & Distributors - 2.0%
Interline Brands, Inc.*	18,100	446,708

Total Equity Securities (Cost $18,431,363)		20,748,351

TOTAL INVESTMENTS (Cost $18,431,363) - 93.9%		20,748,351
Other assets and liabilities, net - 6.1%		1,349,102

NET ASSETS - 100%		$22,097,453

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES
General: The Ameritas Portfolios (the “Portfolios”) are a series of Calvert Variable Series, Inc. (“CVS” or the “Fund”), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of fourteen separate portfolios, eight of which are reported herein. The Income & Growth, Small Capitalization, MidCap Growth, Core Strategies, Index 500, and Money Market Portfolios are registered as diversified portfolios. The Focused MidCap Value (formerly Select) and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.
On July 22, 2005, the net assets of the Calvert Variable Series, Inc. Calvert Social Money Market Portfolio merged into the Calvert Variable Series, Inc. Ameritas Money Market Portfolio. The merger was accomplished by a tax-free exchange of 11,678,845 shares of the Ameritas Money Market Portfolio (valued at $11,678,845) for 11,678,845 shares of the Calvert Social Money Market Portfolio outstanding at July 22, 2005. The Calvert Social Money Market Portfolio’s net assets as of July 22, 2005 ($11,678,845) were combined with those of the Ameritas Money Market Portfolio.
On November 18, 2005, the net assets of the Calvert Variable Series, Inc. Ameritas Growth Portfolio merged into the Calvert Variable Series, Inc. Ameritas Income & Growth Portfolio. The merger was accomplished by a tax-free exchange of 5,901,872 shares of the Ameritas Income & Growth Portfolio (valued at $76,901,398) for 1,514,038 shares of the Ameritas Growth Portfolio outstanding at November 18, 2005. The Ameritas Growth Portfolio’s net assets as of November 18, 2005, including $7,116,533 of unrealized appreciation, were combined with those of the Ameritas Income & Growth Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value their investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2006, no securities were fair valued under the direction of the Board of Directors.
Futures Contracts: The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects the Portfolio against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
New Accounting Pronouncements: In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2006, and net realized capital loss carryforwards as of December 31, 2005 with expiration dates:

		INCOME &	SMALL	MIDCAP
	MONEY MARKET	GROWTH	CAPITALIZATION	GROWTH

Federal income tax cost	$84,371,302	$138,110,446	$30,942,693	$65,695,845

Unrealized appreciation	—	10,513,140	7,001,864	5,116,155
Unrealized (depreciation)	—	(5,120,817)	(1,371,976)	(2,667,309)

Net appreciation (depreciation)	—	$5,392,323	$5,629,888	$2,448,846

				SMALL
	CORE STRATEGIES	INDEX 500	FOCUSED MIDCAP VALUE	COMPANY EQUITY

Federal income tax cost	$64,110,999	$100,739,347	$49,802,164	$18,432,775

Unrealized appreciation	11,512,896	20,957,846	5,171,636	3,652,179
Unrealized (depreciation)	(1,088,023)	(25,496,492)	(655,056)	(1,336,603)

Net appreciation (depreciation)	$10,424,873	($4,538,646)	$4,516,580	$2,315,576

CAPITAL LOSS CARRYFORWARDS

	INCOME &	CORE	SMALL
EXPIRATION DATE	GROWTH	STRATEGIES	CAPITALIZATION	INDEX 500

31-Dec-09	$13,042,476	—	$25,901,859	$4,509,591

31-Dec-10	13,131,284	$16,471,980	11,902,668	12,775,077

31-Dec-11	217,573	—	—	2,110,080
31-Dec-12	—	—	—	960,576

31-Dec-13	—	—	361,070	2,529,936

	$26,391,333	$16,471,980	$38,165,597	$22,885,260

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
NOTE C — SUBSEQUENT EVENT
Pursuant to shareholder approval, on November 18, 2006, Calvert Asset Management Company, Inc. assumed responsibility as investment advisor to the Ameritas Portfolios.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT VARIABLE SERIES, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer
Date: November 28, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer
Date: November 28, 2006

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: November 28, 2006